UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
March 31, 2018
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 5.2%
Boeing Co.	29,769	$ 9,760,660
Honeywell International, Inc.	48,433	6,999,053
Textron, Inc.	41,028	2,419,421
United Technologies Corp.	44,961	5,656,993
		$ 24,836,127
Airlines – 0.7%
Delta Air Lines, Inc.	61,346	$ 3,362,374
Alcoholic Beverages – 0.1%
Molson Coors Brewing Co.	6,695	$ 504,334
Automotive – 0.5%
General Motors Co.	63,290	$ 2,299,959
Biotechnology – 2.4%
Biogen, Inc. (a)	25,605	$ 7,011,161
Celgene Corp. (a)	47,607	4,247,020
		$ 11,258,181
Business Services – 3.8%
DXC Technology Co.	77,112	$ 7,752,069
FleetCor Technologies, Inc. (a)	32,272	6,535,080
Global Payments, Inc.	35,472	3,955,838
		$ 18,242,987
Cable TV – 1.9%
Comcast Corp., “A”	267,206	$ 9,130,429
Chemicals – 1.2%
CF Industries Holdings, Inc.	151,733	$ 5,724,886
Computer Software – 4.0%
Microsoft Corp.	139,832	$ 12,762,466
Oracle Corp.	135,481	6,198,256
		$ 18,960,722
Computer Software - Systems – 4.2%
Apple, Inc.	81,751	$ 13,716,183
Hewlett Packard Enterprise	264,507	4,639,453
International Business Machines Corp.	10,884	1,669,932
		$ 20,025,568
Construction – 0.9%
Owens Corning	51,377	$ 4,130,711
Consumer Services – 0.3%
Bookings Holdings, Inc. (a)	793	$ 1,649,749
Containers – 0.3%
Sealed Air Corp.	31,111	$ 1,331,240
Electronics – 3.3%
Broadcom Corp.	18,121	$ 4,270,214
Intel Corp.	220,412	11,479,057
		$ 15,749,271
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.9%
EOG Resources, Inc.	63,919	$ 6,728,753
Phillips 66	81,265	7,794,939
Valero Energy Corp.	44,309	4,110,546
		$ 18,634,238
Energy - Integrated – 0.6%
Exxon Mobil Corp.	36,172	$ 2,698,793
Food & Beverages – 4.4%
Archer Daniels Midland Co.	124,770	$ 5,411,275
PepsiCo, Inc.	74,522	8,134,076
Tyson Foods, Inc., “A”	100,950	7,388,531
		$ 20,933,882
Gaming & Lodging – 1.8%
Marriott International, Inc., “A”	23,811	$ 3,237,820
Royal Caribbean Cruises Ltd.	43,788	5,155,599
		$ 8,393,419
General Merchandise – 0.4%
Kohl's Corp.	29,739	$ 1,948,202
Health Maintenance Organizations – 1.8%
Cigna Corp.	15,125	$ 2,537,067
Humana Inc.	22,036	5,923,938
		$ 8,461,005
Insurance – 5.8%
Allstate Corp.	55,216	$ 5,234,477
Berkshire Hathaway, Inc., “B” (a)	15,088	3,009,754
Chubb Ltd.	15,005	2,052,234
Hartford Financial Services Group, Inc.	79,556	4,098,725
MetLife, Inc.	154,507	7,090,326
Prudential Financial, Inc.	61,482	6,366,461
		$ 27,851,977
Internet – 6.5%
Alphabet, Inc., “A” (a)	8,382	$ 8,693,308
Alphabet, Inc., “C” (a)	8,713	8,989,986
Facebook, Inc., “A” (a)	84,618	13,521,110
		$ 31,204,404
Leisure & Toys – 2.3%
Electronic Arts, Inc. (a)	44,256	$ 5,365,597
Take-Two Interactive Software, Inc. (a)	57,182	5,591,256
		$ 10,956,853
Machinery & Tools – 3.1%
Allison Transmission Holdings, Inc.	30,842	$ 1,204,688
Eaton Corp. PLC	90,091	7,199,172
Ingersoll-Rand Co. Ltd., “A”	20,707	1,770,656
United Rentals, Inc. (a)	25,892	4,472,325
		$ 14,646,841

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.7%
Bank of America Corp.	316,958	$ 9,505,570
JPMorgan Chase & Co.	32,246	3,546,093
Wells Fargo & Co.	177,434	9,299,316
		$ 22,350,979
Medical & Health Technology & Services – 1.8%
Express Scripts Holding Co. (a)	28,688	$ 1,981,767
McKesson Corp.	47,211	6,650,614
		$ 8,632,381
Medical Equipment – 1.8%
Medtronic PLC	101,575	$ 8,148,347
Zimmer Biomet Holdings, Inc.	5,802	632,650
		$ 8,780,997
Network & Telecom – 2.2%
Cisco Systems, Inc.	240,803	$ 10,328,041
Oil Services – 1.0%
Schlumberger Ltd.	75,474	$ 4,889,206
Other Banks & Diversified Financials – 4.7%
Citigroup, Inc.	147,056	$ 9,926,280
Discover Financial Services	101,321	7,288,019
Synchrony Financial	150,464	5,045,058
		$ 22,259,357
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	37,829	$ 2,392,684
Eli Lilly & Co.	99,788	7,720,598
Johnson & Johnson	99,433	12,742,339
Pfizer, Inc.	97,925	3,475,358
		$ 26,330,979
Railroad & Shipping – 2.1%
Kansas City Southern Co.	13,945	$ 1,531,858
Union Pacific Corp.	64,085	8,614,947
		$ 10,146,805
Real Estate – 1.1%
Annaly Mortgage Management, Inc., REIT	366,725	$ 3,824,942
Store Capital Corp., REIT	61,514	1,526,777
		$ 5,351,719
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.4%
Aramark	45,542	$ 1,801,641
Specialty Chemicals – 0.6%
Univar, Inc. (a)	95,279	$ 2,643,992
Specialty Stores – 6.2%
Amazon.com, Inc. (a)	6,860	$ 9,928,752
Best Buy Co., Inc.	101,785	7,123,932
Costco Wholesale Corp.	32,481	6,120,395
Home Depot, Inc.	12,411	2,212,137
Ross Stores, Inc.	54,162	4,223,553
		$ 29,608,769
Telecommunications - Wireless – 2.3%
SBA Communications Corp., REIT (a)	42,297	$ 7,229,403
T-Mobile U.S., Inc. (a)	58,285	3,557,717
		$ 10,787,120
Tobacco – 2.2%
Altria Group, Inc.	52,852	$ 3,293,736
Philip Morris International, Inc.	72,102	7,166,939
		$ 10,460,675
Utilities - Electric Power – 3.6%
AES Corp.	159,011	$ 1,807,955
Exelon Corp.	180,407	7,037,677
NextEra Energy, Inc.	44,795	7,316,368
PPL Corp.	32,608	922,480
		$ 17,084,480
Total Common Stocks		$474,393,293
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,866,858	$ 1,866,671
Other Assets, Less Liabilities – 0.0%		30,683
Net Assets – 100.0%		$476,290,647

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,866,671 and $474,393,293, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$474,393,293	$—	$—	$474,393,293
Mutual Funds	1,866,671	—	—	1,866,671
Total	$476,259,964	$—	$—	$476,259,964
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,531,684	16,000,613	(16,665,439)	1,866,858
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(679)	$182	$—	$11,324	$1,866,671
4

Quarterly Report

March 31, 2018

MFS® Corporate Bond Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 95.8%
Aerospace – 1.9%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$630,000	$605,554
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	955,394
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,682,778
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,425,958

		$4,669,684

Apparel Manufacturers – 0.6%
Coach, Inc., 4.125%, 7/15/2027	$1,518,000	$1,485,094

Asset-Backed & Securitized – 0.2%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	$175,729	$157,554
Greenwich Capital Commercial Funding Corp., 5.736%, 7/10/2038	120,919	120,923
JPMorgan Chase Commercial Mortgage Securities Corp., 5.747%, 7/15/2042 (n)(q)	198,509	136,971
Lehman Brothers Commercial Conduit Mortgage Trust, 0.63%, 2/18/2030 (i)	31,824	2
Morgan Stanley Capital I, Inc., 1.299%, 11/15/2030 (i)(n)	287,027	20

		$415,470

Automotive – 2.6%
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	$529,000	$528,186
General Motors Co., 5.15%, 4/01/2038	606,000	603,280
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,378,535
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,211,657
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	468,551
Lear Corp., 3.8%, 9/15/2027	956,000	918,939
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,442,043

		$6,551,191

Broadcasting – 1.2%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$1,341,000	$1,289,506
Time Warner, Inc., 3.8%, 2/15/2027	1,054,000	1,018,377
Time Warner, Inc., 5.35%, 12/15/2043	685,000	729,543

		$3,037,426

Brokerage & Asset Managers – 1.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$858,000	$834,965
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	646,780
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,089,193

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – continued
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	$1,080,000	$1,052,852

		$3,623,790

Building – 3.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (z)	$896,000	$886,799
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	869,600
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	481,674
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	711,371
Masco Corp., 4.45%, 4/01/2025	560,000	572,880
Masco Corp., 4.375%, 4/01/2026	476,000	483,426
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,012,994
Owens Corning, 4.2%, 12/15/2022	460,000	472,315
Owens Corning, 4.4%, 1/30/2048	729,000	671,995
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,801,000	1,694,651

		$7,857,705

Business Services – 1.9%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,401,935
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,007,760
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	134,962
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	219,852
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	230,542
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,529,441
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)	202,000	196,791

		$4,721,283

Cable TV – 3.5%
Charter Communications Operating LLC, 5.375%, 5/01/2047	$751,000	$725,238
Charter Communications Operating LLC, 6.384%, 10/23/2035	886,000	988,532
Comcast Corp., 4.75%, 3/01/2044	121,000	127,352
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	765,552
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	317,105
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	573,740
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	168,725
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	348,588
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	875,000	822,500

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Time Warner Cable, Inc., 8.25%, 4/01/2019	$850,000	$891,978
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	363,547
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	825,849
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	345,874
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,578,325

		$8,842,905

Chemicals – 1.1%
Braskem Netherlands Finance B.V., 3.5%, 1/10/2023 (n)	$445,000	$428,090
LyondellBasell Industries N.V., 5%, 4/15/2019	457,000	463,924
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,355,580
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	496,821

		$2,744,415

Computer Software – 0.7%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,106,562
VeriSign, Inc., 4.625%, 5/01/2023	763,000	761,817

		$1,868,379

Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$403,421
Apple, Inc., 4.25%, 2/09/2047	319,000	331,397

		$734,818

Conglomerates – 0.3%
Parker-Hannifin Corp., 4.1%, 3/01/2047	$676,000	$689,115

Consumer Products – 1.0%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$2,679,000	$2,519,698

Consumer Services – 2.5%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$762,815
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,728,957
Service Corp. International, 5.375%, 1/15/2022	170,000	173,398
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,082,256
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,502,659

		$6,250,085

Containers – 2.1%
Ball Corp., 5%, 3/15/2022	$682,000	$705,870
Ball Corp., 4%, 11/15/2023	691,000	673,725
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,060,900
Crown American LLC, 4.5%, 1/15/2023	1,539,000	1,527,458
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,190,250

		$5,158,203

Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$474,199
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,979,000	1,913,828

		$2,388,027

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,157,000	$2,095,885
Flextronics International Ltd., 4.625%, 2/15/2020	2,018,000	2,069,730
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	309,000	313,635
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	228,414
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	254,081

		$4,961,745

Emerging Market Quasi-Sovereign – 0.5%
Petrobras Global Finance B.V., 5.75%, 2/01/2029	$1,334,000	$1,290,818

Emerging Market Sovereign – 0.5%
Republic of South Africa, 5.65%, 9/27/2047	$1,358,000	$1,341,297

Energy – Independent – 0.0%
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	$100,000	$101,300

Energy – Integrated – 0.5%
Shell International Finance B.V., 3.75%, 9/12/2046	$1,300,000	$1,251,150

Financial Institutions – 1.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$233,623
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	1,426,000	1,334,474
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	579,491
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,072,879

		$3,220,467

Food & Beverages – 5.0%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$527,000	$536,900
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	3,348,000	3,413,952
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,089,024
Aramark Services, Inc., 5%, 2/01/2028 (n)	200,000	195,750
Constellation Brands, Inc., 3.2%, 2/15/2023	878,000	860,841
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,643,491
Kraft Heinz Foods Co., 5%, 7/15/2035	415,000	429,854
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,744,519
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	619,523
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	403,484
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	505,213

		$12,442,551

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$851,962
International Paper Co., 6%, 11/15/2041	860,000	983,333
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	135,606

		$1,970,901

Insurance – 1.0%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,042,055
American International Group, Inc., 4.5%, 7/16/2044	917,000	898,265
Unum Group, 4%, 3/15/2024	637,000	645,336

		$2,585,656

Insurance – Health – 1.5%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$487,930
UnitedHealth Group, Inc., 2.7%, 7/15/2020	1,350,000	1,343,836
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,845,850

		$3,677,616

Insurance – Property & Casualty – 3.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$828,000	$814,201
Chubb Corp., FLR, 3.971% (LIBOR-3mo. + 2.25%), 3/29/2067	279,000	278,916
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	337,766
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,666,159
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	986,184
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	677,973
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	940,593
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	774,970
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	482,852
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	477,665

		$7,437,279

Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$905,000	$877,996

Major Banks – 13.2%
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)	$739,000	$724,611
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	1,232,000	1,219,344
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	1,972,438
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,453,803
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (n)	834,000	798,317
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	1,420,000	1,494,550

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 5.875%, to 3/15/2028, FLR to 12/31/2059	$936,000	$941,905
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR to 1/12/2029 (n)	674,000	651,862
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	1,090,000	1,075,586
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	936,564
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 11/22/2065	611,000	606,418
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR to 11/15/2048	1,500,000	1,440,988
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	454,764
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	821,186
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,389,146
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	663,033
JPMorgan Chase & Co., 2.95%, 10/01/2026	1,192,000	1,120,692
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	1,111,000	1,058,852
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	1,221,000	1,332,111
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,329,478
Morgan Stanley, 3.125%, 7/27/2026	2,972,000	2,810,727
Morgan Stanley, 3.971% to 7/22/2037, FLR to 7/22/2038	665,000	648,702
PNC Bank N.A., 2.6%, 7/21/2020	1,585,000	1,571,928
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	1,861,000	1,829,906
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,688,000	1,698,096
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,452,527
Wells Fargo & Co., 4.1%, 6/03/2026	476,000	472,778

		$32,970,312

Medical & Health Technology & Services – 4.8%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$158,231
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,088,377
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,655,000	1,679,170
CVS Health Corp., 5.05%, 3/25/2048	980,000	1,028,665
HCA, Inc., 4.75%, 5/01/2023	910,000	920,238
HCA, Inc., 5.25%, 6/15/2026	963,000	975,519
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	892,714
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	904,982
Life Technologies Corp., 6%, 3/01/2020	2,172,000	2,282,481
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	517,771
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,507,511

		$11,955,659

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 2.6%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,269,088
Abbott Laboratories, 4.75%, 11/30/2036	1,636,000	1,759,693
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,059,992
Medtronic, Inc., 4.375%, 3/15/2035	381,000	403,706
Teleflex, Inc., 4.625%, 11/15/2027	125,000	120,314
Zimmer Biomet Holdings, Inc., FLR, 2.93% (LIBOR-3mo. + 0.75%), 3/19/2021	774,000	775,184

		$6,387,977

Metals & Mining – 1.8%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$303,587
Barrick North America Finance LLC, 4.4%, 5/30/2021	93,000	96,049
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	868,627
Glencore Funding LLC, 4%, 4/16/2025 (n)	536,000	525,538
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,389,000	1,340,017
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	559,000	530,245
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	715,358

		$4,379,421

Midstream – 3.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,441,060
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	965,447
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	594,349
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	393,073
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	703,133
MPLX LP, 4.5%, 4/15/2038	744,000	729,583
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,566,230
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	142,837
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	315,704
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	562,751
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,004,804

		$8,418,971

Mortgage-Backed – 0.5%
Freddie Mac, 3.136%, 10/25/2024	$807,000	$810,566
Freddie Mac, 3.244%, 8/25/2027	69,000	69,015
Freddie Mac, 3.286%, 11/25/2027	397,000	397,691

		$1,277,272

Natural Gas – Distribution – 1.8%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,127,870
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	805,328
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,638,342

		$4,571,540

Issuer	Shares/Par	Value ($)
BONDS – continued
Network & Telecom – 2.0%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$611,814
AT&T, Inc., 3.8%, 3/01/2024	1,163,000	1,164,381
AT&T, Inc., 4.9%, 8/14/2037	2,087,000	2,102,411
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,101,472

		$4,980,078

Oils – 2.4%
Andeavor, 4.5%, 4/01/2048	$475,000	$442,787
Marathon Petroleum Corp., 3.4%, 12/15/2020	1,105,000	1,113,733
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	913,274
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,535,151
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,884,135

		$5,889,080

Other Banks & Diversified Financials – 3.9%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$762,741
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	789,856
Citigroup, Inc., 4.4%, 6/10/2025	646,000	657,605
Citigroup, Inc., 3.2%, 10/21/2026	2,633,000	2,504,691
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	2,233,000	2,154,024
Discover Bank, 7%, 4/15/2020	1,097,000	1,172,130
ING Groep N.V., 3.95%, 3/29/2027	956,000	947,749
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	444,000	433,455
SunTrust Banks, Inc., 3.3%, 5/15/2026	200,000	190,604

		$9,612,855

Personal Computers & Peripherals – 0.2%
Equifax, Inc., 2.3%, 6/01/2021	$539,000	$522,516

Pharmaceuticals – 1.0%
Biogen, Inc., 3.625%, 9/15/2022	$562,000	$567,150
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,900,185

		$2,467,335

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,237,214

Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$444,461
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	416,168

		$860,629

Retailers – 1.1%
Best Buy Co., Inc., 5%, 8/01/2018	$935,000	$941,633
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	32,728
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,440,228
Kohl’s Corp., 5.55%, 7/17/2045	459,000	444,312

		$2,858,901

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$685,344

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – 3.6%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$368,795
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,012,776
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	994,142
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,074,974
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	499,283
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	850,971
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	342,948
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	512,624
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	612,000	633,484
SBA Tower Trust, 2.898%, 10/11/2044 (n)	1,081,000	1,075,577
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,708,224

		$9,073,798

Tobacco – 1.3%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$1,407,000	$1,345,574
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	777,965
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	164,995
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	429,761
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	548,853

		$3,267,148

Transportation – Services – 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$274,848
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	547,992
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	198,326

		$1,021,166

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – 2.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,791,000	$6,351,818

Utilities – Electric Power – 6.2%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$637,053
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,064,609
CMS Energy Corp., 5.05%, 3/15/2022	209,000	221,378
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	958,333
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	762,493
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	322,441
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	360,767
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,906,873
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,665,000	1,705,092
Eversource Energy, 2.9%, 10/01/2024	991,000	951,127
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,151,488
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	693,856
PPL Capital Funding, Inc., 3.1%, 5/15/2026	1,111,000	1,049,511
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	645,587
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,107,916
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,482,621
Southern Co., 2.95%, 7/01/2023	440,000	427,280

		$15,448,425

Total Bonds		$238,953,523

INVESTMENT COMPANIES (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 1.71% (v)	9,096,925	$9,096,015

OTHER ASSETS, LESS LIABILITIES – 0.5%		1,342,983

Net Assets – 100.0%		$249,392,521

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,096,015 and $238,953,523, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,935,788 representing 14.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$175,729	$157,554
CRH America Finance, Inc., 4.5%, 4/04/2048	3/27/18	883,940	886,799
Total Restricted Securities			$1,044,353
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,351,818	$—	$6,351,818
Non-U.S. Sovereign Debt	—	2,632,115	—	2,632,115
U.S. Corporate Bonds	—	196,263,083	—	196,263,083
Residential Mortgage-Backed Securities	—	1,277,272	—	1,277,272
Commercial Mortgage-Backed Securities	—	257,916	—	257,916
Asset-Backed Securities (including CDOs)	—	157,554	—	157,554
Foreign Bonds	—	32,013,765	—	32,013,765
Mutual Funds	9,096,015	—	—	9,096,015
Total	$9,096,015	$238,953,523	$—	$248,049,538

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		11,301,365	20,340,742	(22,545,182)	9,096,925

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,096)	$646	$—	$35,578	$9,096,015

8

Quarterly Report
March 31, 2018
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.8%
Boeing Co.	2,791	$ 915,113
CACI International, Inc., “A” (a)	3,443	521,098
Curtiss-Wright Corp.	3,625	489,629
FLIR Systems, Inc.	13,083	654,281
Honeywell International, Inc.	13,057	1,886,867
Northrop Grumman Corp.	4,426	1,545,205
Textron, Inc.	10,323	608,747
United Technologies Corp.	10,646	1,339,480
		$ 7,960,420
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	4,108	$ 936,295
Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	33,084	$ 609,407
NIKE, Inc., “B”	36,764	2,442,600
		$ 3,052,007
Automotive – 0.7%
Aptiv PLC	4,478	$ 380,496
CoPart, Inc. (a)	11,994	610,854
Lear Corp.	2,283	424,844
		$ 1,416,194
Biotechnology – 1.4%
Biogen, Inc. (a)	7,364	$ 2,016,411
Incyte Corp. (a)	10,974	914,463
		$ 2,930,874
Brokerage & Asset Managers – 1.7%
Blackstone Group LP	41,242	$ 1,317,682
TD Ameritrade Holding Corp.	24,247	1,436,150
TMX Group Ltd.	15,616	906,039
		$ 3,659,871
Business Services – 3.2%
Amdocs Ltd.	6,250	$ 417,000
Cognizant Technology Solutions Corp., “A”	13,828	1,113,154
Cotiviti Holdings, Inc. (a)	7,584	261,193
DXC Technology Co.	9,738	978,961
Fidelity National Information Services, Inc.	11,699	1,126,614
First Data Corp. (a)	4,940	79,040
Global Payments, Inc.	8,590	957,957
Grand Canyon Education, Inc. (a)	2,609	273,736
Total System Services, Inc.	4,907	423,278
Verisk Analytics, Inc., “A” (a)	6,543	680,472
Zendesk, Inc. (a)	8,786	420,586
		$ 6,731,991
Cable TV – 0.9%
Altice USA, Inc. (a)(l)	12,198	$ 225,419
Comcast Corp., “A”	46,436	1,586,718
		$ 1,812,137
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.2%
Celanese Corp.	5,427	$ 543,839
CF Industries Holdings, Inc.	16,314	615,527
DowDuPont, Inc.	20,470	1,304,144
Ingevity Corp. (a)	7,587	559,086
PPG Industries, Inc.	14,033	1,566,083
		$ 4,588,679
Computer Software – 5.0%
8x8, Inc. (a)	38,639	$ 720,617
Adobe Systems, Inc. (a)	13,932	3,010,427
Microsoft Corp.	38,177	3,484,415
Salesforce.com, Inc. (a)	27,767	3,229,302
		$ 10,444,761
Computer Software - Systems – 1.7%
Apple, Inc.	11,184	$ 1,876,451
Rapid7, Inc. (a)	28,438	727,160
SS&C Technologies Holdings, Inc.	10,580	567,511
Xerox Corp.	11,200	322,336
		$ 3,493,458
Construction – 0.5%
Sherwin-Williams Co.	2,659	$ 1,042,647
Consumer Products – 1.8%
Coty, Inc., “A”	43,936	$ 804,029
Estee Lauder Cos., Inc., “A”	7,313	1,094,902
Newell Brands, Inc.	20,467	521,499
Procter & Gamble Co.	16,730	1,326,355
		$ 3,746,785
Consumer Services – 1.8%
Bookings Holdings, Inc. (a)	1,135	$ 2,361,242
Bright Horizons Family Solutions, Inc. (a)	8,150	812,718
ServiceMaster Global Holdings, Inc. (a)	9,889	502,856
		$ 3,676,816
Containers – 0.6%
Berry Global Group, Inc. (a)	13,228	$ 725,027
Graphic Packaging Holding Co.	11,931	183,141
Sealed Air Corp.	10,618	454,344
		$ 1,362,512
Electrical Equipment – 2.8%
AMETEK, Inc.	20,131	$ 1,529,352
AZZ, Inc.	9,775	427,168
HD Supply Holdings, Inc. (a)	20,944	794,615
Johnson Controls International PLC	27,631	973,716
Sensata Technologies Holding PLC (a)	19,287	999,645
TE Connectivity Ltd.	7,145	713,786
WESCO International, Inc. (a)	5,657	351,017
		$ 5,789,299

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.6%
Analog Devices, Inc.	44,018	$ 4,011,360
Applied Materials, Inc.	16,881	938,753
Broadcom Corp.	7,626	1,797,067
Inphi Corp. (a)	19,579	589,328
Mellanox Technologies Ltd. (a)	9,158	667,160
NVIDIA Corp.	10,542	2,441,422
Texas Instruments, Inc.	33,381	3,467,952
		$ 13,913,042
Energy - Independent – 2.3%
Concho Resources, Inc. (a)	5,117	$ 769,239
Energen Corp. (a)	3,087	194,049
EOG Resources, Inc.	14,747	1,552,417
EQT Corp.	3,130	148,706
Hess Corp.	17,018	861,451
Marathon Petroleum Corp.	13,967	1,021,127
Parsley Energy, Inc., “A” (a)	9,028	261,722
		$ 4,808,711
Energy - Integrated – 1.9%
Chevron Corp. (s)	35,443	$ 4,041,920
Engineering - Construction – 0.2%
KBR, Inc.	26,167	$ 423,644
Entertainment – 1.3%
Six Flags Entertainment Corp.	9,949	$ 619,425
Time Warner, Inc.	18,007	1,703,102
Twenty-First Century Fox, Inc.	9,327	342,207
		$ 2,664,734
Food & Beverages – 2.7%
Archer Daniels Midland Co.	16,483	$ 714,867
J.M. Smucker Co.	3,900	483,639
Mondelez International, Inc.	29,415	1,227,488
Monster Worldwide, Inc. (a)	15,424	882,407
PepsiCo, Inc.	18,480	2,017,092
Pinnacle Foods, Inc.	5,768	312,049
		$ 5,637,542
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	5,560	$ 756,049
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	7,649	$ 725,890
Health Maintenance Organizations – 1.4%
Cigna Corp.	10,467	$ 1,755,734
Humana Inc.	4,284	1,151,668
		$ 2,907,402
Insurance – 3.2%
Aon PLC	22,644	$ 3,177,633
Athene Holding Ltd. (a)	9,873	472,028
Chubb Ltd.	11,334	1,550,151
Hartford Financial Services Group, Inc.	30,116	1,551,576
		$ 6,751,388
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.3%
Alphabet, Inc., “A” (a)(s)	4,934	$ 5,117,249
Dropbox, Inc. (a)	2,746	85,813
Facebook, Inc., “A” (a)	26,566	4,244,981
LogMeIn, Inc.	13,873	1,603,025
		$ 11,051,068
Leisure & Toys – 0.5%
Electronic Arts, Inc. (a)	9,053	$ 1,097,586
Machinery & Tools – 1.7%
Illinois Tool Works, Inc.	4,587	$ 718,600
IPG Photonics Corp. (a)	1,843	430,119
ITT, Inc.	10,680	523,106
Roper Technologies, Inc.	4,612	1,294,542
SPX FLOW, Inc. (a)	12,645	622,008
		$ 3,588,375
Major Banks – 3.6%
Bank of America Corp.	162,823	$ 4,883,062
Morgan Stanley	14,769	796,935
PNC Financial Services Group, Inc.	12,090	1,828,492
		$ 7,508,489
Medical & Health Technology & Services – 0.9%
HCA Healthcare, Inc.	5,723	$ 555,131
ICON PLC (a)	2,584	305,274
McKesson Corp.	6,803	958,338
		$ 1,818,743
Medical Equipment – 3.4%
Abiomed, Inc. (a)	1,540	$ 448,125
Align Technology, Inc. (a)	1,588	398,794
Danaher Corp.	6,923	677,831
Edwards Lifesciences Corp. (a)	11,613	1,620,246
Medtronic PLC	26,586	2,132,729
PerkinElmer, Inc.	11,331	857,983
Steris PLC	10,061	939,295
		$ 7,075,003
Metals & Mining – 0.3%
First Quantum Minerals Ltd.	15,990	$ 224,519
Teck Resources Ltd., “B”	14,815	381,634
		$ 606,153
Natural Gas - Distribution – 0.0%
Sempra Energy	875	$ 97,318
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc. (a)	17,606	$ 941,041
Enterprise Products Partners LP	6,708	164,212
		$ 1,105,253
Network & Telecom – 1.0%
Cisco Systems, Inc.	45,659	$ 1,958,314
Switch, Inc.	4,783	76,098
		$ 2,034,412

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.8%
Liberty Oilfield Services, Inc. (a)(l)	17,877	$ 301,943
Patterson-UTI Energy, Inc.	52,124	912,691
Schlumberger Ltd.	7,180	465,120
		$ 1,679,754
Other Banks & Diversified Financials – 7.0%
Bank of the Ozarks, Inc.	17,980	$ 867,895
Citigroup, Inc. (s)	61,193	4,130,527
Discover Financial Services	13,264	954,079
EuroDekania Ltd. (u)	151,350	23,744
Mastercard, Inc., “A”	17,537	3,071,781
Northern Trust Corp.	8,343	860,414
U.S. Bancorp	52,829	2,667,864
Wintrust Financial Corp.	14,956	1,286,964
Zions Bancorporation	17,460	920,666
		$ 14,783,934
Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	32,576	$ 2,060,432
Eli Lilly & Co.	16,965	1,312,582
Johnson & Johnson	23,640	3,029,466
Pfizer, Inc.	98,502	3,495,836
Zoetis, Inc.	25,765	2,151,635
		$ 12,049,951
Pollution Control – 0.6%
Clean Harbors, Inc. (a)	2,038	$ 99,475
Evoqua Water Technologies LLC (a)	22,186	472,340
Waste Connections, Inc.	8,494	609,359
		$ 1,181,174
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	7,106	$ 1,254,209
Kansas City Southern Co.	6,534	717,760
Union Pacific Corp.	5,561	747,565
		$ 2,719,534
Real Estate – 3.2%
Gramercy Property Trust, REIT	52,786	$ 1,147,040
Life Storage, Inc., REIT	15,149	1,265,244
Medical Properties Trust, Inc., REIT	193,137	2,510,781
Store Capital Corp., REIT	55,074	1,366,937
Sun Communities, Inc., REIT	5,826	532,322
		$ 6,822,324
Restaurants – 1.8%
Aramark	17,398	$ 688,265
Dave & Buster's, Inc. (a)	9,448	394,359
Starbucks Corp.	34,886	2,019,551
U.S. Foods Holding Corp. (a)	20,218	662,544
		$ 3,764,719
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.3%
Univar, Inc. (a)	19,446	$ 539,627
Specialty Stores – 4.9%
Amazon.com, Inc. (a)	3,600	$ 5,210,424
Costco Wholesale Corp.	7,059	1,330,127
L Brands, Inc.	15,881	606,813
Michaels Co., Inc. (a)	23,711	467,344
TJX Cos., Inc.	14,772	1,204,804
Tractor Supply Co.	12,845	809,492
Urban Outfitters, Inc. (a)	19,752	730,034
		$ 10,359,038
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	30,680	$ 4,459,031
Telephone Services – 0.5%
Verizon Communications, Inc.	23,306	$ 1,114,493
Tobacco – 0.9%
Philip Morris International, Inc.	19,119	$ 1,900,429
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	12,021	$ 824,520
Avangrid, Inc.	9,168	468,668
CenterPoint Energy, Inc.	14,721	403,355
CMS Energy Corp.	15,663	709,377
Exelon Corp.	23,089	900,702
Great Plains Energy, Inc.	20,177	641,427
NextEra Energy, Inc.	7,275	1,188,226
Xcel Energy, Inc.	15,851	720,904
		$ 5,857,179
Total Common Stocks		$208,488,655
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,982,764	$ 1,982,566
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	81,656	$ 81,656
Securities Sold Short – (0.4)%
Telecommunications - Wireless – (0.4)%
Crown Castle International Corp., REIT	(6,970)	$ (763,982)
Other Assets, Less Liabilities – 0.0%		16,318
Net Assets – 100.0%		$209,805,213

3

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,982,566 and $208,570,311, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At March 31, 2018, the fund had cash collateral of $911 and other liquid securities with an aggregate value of $1,479,937 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$208,464,911	$—	$23,744	$208,488,655
Mutual Funds	2,064,222	—	—	2,064,222
Total	$210,529,133	$—	$23,744	$210,552,877
Securities Sold Short	$(763,982)	$—	$—	$(763,982)
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/17	$17,706
Change in unrealized appreciation (depreciation)	6,038
Balance as of 3/31/18	$23,744
The net change in unrealized appreciation (depreciation) from investments held as level 3 at March 31, 2018 is $6,038. At March 31, 2018, the fund held one level 3 security.
(2) Securities Lending Collateral
At March 31, 2018, the value of securities loaned was $145,935. These loans were collateralized by cash of $81,656 and U.S. Treasury Obligations of $65,567.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,613,843	11,211,992	(10,843,071)	1,982,764
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(248)	$198	$—	$5,089	$1,982,566
6

Quarterly Report
March 31, 2018
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 0.9%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	3,114	$ 531,155
Alcoholic Beverages – 2.8%
AmBev S.A., ADR	80,387	$ 584,414
China Resources Enterprise Ltd.	236,000	1,032,018
		$ 1,616,432
Apparel Manufacturers – 0.5%
Stella International Holdings	224,500	$ 299,213
Automotive – 1.3%
Kia Motors Corp.	9,402	$ 273,442
Mahindra & Mahindra Ltd.	42,582	483,658
		$ 757,100
Business Services – 1.9%
Cognizant Technology Solutions Corp., “A”	13,397	$ 1,078,459
Cable TV – 1.7%
Naspers Ltd.	3,911	$ 955,336
Computer Software - Systems – 1.9%
EPAM Systems, Inc. (a)	4,924	$ 563,896
Globant S.A. (a)	6,657	343,102
Linx S.A.	34,000	208,442
		$ 1,115,440
Construction – 1.5%
PT Indocement Tunggal Prakarsa Tbk	342,600	$ 400,498
Techtronic Industries Co. Ltd.	80,500	475,513
		$ 876,011
Consumer Products – 0.8%
Dabur India Ltd.	93,618	$ 473,110
Consumer Services – 6.5%
51job, Inc., ADR (a)	6,318	$ 543,601
China Maple Leaf Educational Systems	356,000	483,016
Ctrip.com International Ltd., ADR (a)	22,207	1,035,290
Kroton Educacional S.A.	129,600	533,875
MakeMyTrip Ltd. (a)(l)	18,943	657,322
SEEK Ltd.	31,102	447,533
		$ 3,700,637
Containers – 0.5%
Lock & Lock Co. Ltd.	13,150	$ 307,191
Electrical Equipment – 2.1%
Bharat Heavy Electricals Ltd.	262,419	$ 329,790
LS Industrial Systems Co. Ltd.	14,729	848,448
		$ 1,178,238
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.1%
Samsung Electronics Co. Ltd.	1,180	$ 2,724,439
Silicon Motion Technology Corp., ADR	15,200	731,424
Taiwan Semiconductor Manufacturing Co. Ltd.	342,258	2,905,267
		$ 6,361,130
Energy - Independent – 1.2%
Gran Tierra Energy, Inc. (a)	127,404	$ 354,024
Ultrapar Participacoes S.A.	16,803	360,953
		$ 714,977
Energy - Integrated – 2.9%
LUKOIL PJSC, ADR	20,727	$ 1,428,090
YPF S.A., ADR	10,498	226,967
		$ 1,655,057
Food & Beverages – 5.2%
AVI Ltd.	106,411	$ 996,091
BRF S.A. (a)	44,554	308,097
Orion Corp.	6,239	749,219
Tingyi (Cayman Islands) Holding Corp.	432,000	903,283
		$ 2,956,690
Food & Drug Stores – 1.7%
Clicks Group Ltd.	19,914	$ 306,328
Dairy Farm International Holdings Ltd.	53,200	423,455
Eurocash S.A.	39,268	269,576
		$ 999,359
Forest & Paper Products – 1.1%
Fibria Celulose S.A.	15,936	$ 313,898
Suzano Papel e Celulose	31,400	317,286
		$ 631,184
Furniture & Appliances – 1.4%
Coway Co. Ltd.	9,799	$ 825,547
Gaming & Lodging – 1.3%
Genting Berhad	334,100	$ 754,057
General Merchandise – 0.4%
S.A.C.I. Falabella	25,111	$ 242,141
Insurance – 2.3%
AIA Group Ltd.	124,000	$ 1,058,572
Samsung Fire & Marine Insurance Co. Ltd.	1,020	258,852
		$ 1,317,424
Internet – 11.6%
Alibaba Group Holding Ltd., ADR (a)	15,100	$ 2,771,454
Baidu, Inc., ADR (a)	6,866	1,532,423
NAVER Corp.	923	685,820
Tencent Holdings Ltd.	30,700	1,634,198
		$ 6,623,895

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.7%
China Construction Bank	1,294,670	$ 1,345,288
Industrial & Commercial Bank of China, “H”	899,000	779,579
		$ 2,124,867
Metals & Mining – 1.4%
Vale S.A., ADR	64,215	$ 816,815
Network & Telecom – 1.2%
VTech Holdings Ltd.	54,600	$ 691,312
Oil Services – 0.5%
Lamprell PLC (a)	258,210	$ 264,456
Other Banks & Diversified Financials – 17.3%
Banco Bradesco S.A., ADR	111,812	$ 1,328,327
Barclays Africa Group Ltd.	33,706	540,093
Credicorp Ltd.	1,480	336,019
E.Sun Financial Holding Co. Ltd.	928,045	622,262
Grupo Financiero Banorte S.A. de C.V.	66,213	404,744
Grupo Financiero Inbursa S.A. de C.V.	330,102	546,357
Housing Development Finance Corp. Ltd.	56,241	1,581,829
Kasikornbank Co. Ltd.	101,400	687,458
Komercni Banka A.S.	8,596	391,823
Metropolitan Bank & Trust Co.	475,956	782,657
PT Bank Central Asia Tbk	211,900	359,767
Public Bank Berhad	95,900	595,036
Sberbank of Russia	148,916	659,143
Shriram Transport Finance Co. Ltd.	32,653	724,304
Turkiye Sinai Kalkinma Bankasi A.S.	236,767	92,419
Union National Bank	258,461	249,802
		$ 9,902,040
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	343,945	$ 372,702
Railroad & Shipping – 0.5%
GMexico Transportes S.A.B. de C.V	156,300	$ 272,536
Real Estate – 1.7%
Aldar Properties PJSC	378,994	$ 219,778
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	205,580	129,251
Hang Lung Properties Ltd.	256,000	600,716
		$ 949,745
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 3.0%
Jollibee Foods Corp.	46,040	$ 263,829
Yum China Holdings, Inc.	35,245	1,462,668
		$ 1,726,497
Specialty Chemicals – 1.4%
Astra Argo Lestari	275,700	$ 270,450
PTT Global Chemical PLC	173,700	524,933
		$ 795,383
Specialty Stores – 1.9%
Dufry AG (a)	5,209	$ 681,910
JD.com, Inc., ADR (a)	10,328	418,181
		$ 1,100,091
Telecommunications - Wireless – 0.5%
Mobile TeleSystems PJSC, ADR	23,779	$ 270,843
Telephone Services – 0.4%
PT XL Axiata Tbk (a)	1,222,700	$ 224,541
Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	898,150	$ 260,604
Trucking – 0.5%
Emergent Capital, Inc.	14,138	$ 278,550
Utilities - Electric Power – 0.7%
CESC Ltd.	27,683	$ 414,590
Total Common Stocks		$56,435,355
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.71% (v)	737,913	$ 737,839
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	170,646	$ 170,646
Other Assets, Less Liabilities – (0.0)%		(20,417)
Net Assets – 100.0%		$57,323,423

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $737,839 and $56,606,001, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,763,616	$6,177,384	$—	$13,941,000
South Korea	6,672,958	—	—	6,672,958
Brazil	4,772,105	—	—	4,772,105
India	657,322	4,007,281	—	4,664,603
Taiwan	4,258,952	—	—	4,258,952
Hong Kong	299,214	3,249,568	—	3,548,782
South Africa	3,076,398	—	—	3,076,398
Russia	1,698,933	659,143	—	2,358,076
Mexico	2,256,745	—	—	2,256,745
Other Countries	8,397,410	2,488,326	—	10,885,736
Mutual Funds	908,485	—	—	908,485
Total	$40,762,138	$16,581,702	$—	$57,343,840
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $15,397,627 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $264,456 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	439,940	3,585,111	(3,287,138)	737,913
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(78)	$62	$—	$2,428	$737,839
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
China	24.3%
South Korea	11.7%
Brazil	8.3%
India	8.1%
Taiwan	7.4%
Hong Kong	6.2%
South Africa	5.4%
United States	5.1%
Russia	4.1%
Other Countries	19.4%
5

Quarterly Report
March 31, 2018
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.3%
Foreign Bonds – 54.9%
Australia – 2.6%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	2,138,000	$ 1,887,939
Commonwealth of Australia, 4.25%, 4/21/2026		1,420,000	1,224,444
Commonwealth of Australia, 3.25%, 4/21/2029		600,000	487,835
Commonwealth of Australia, 4.5%, 4/21/2033		310,000	287,218
Commonwealth of Australia, 3%, 3/21/2047		250,000	184,663
			$ 4,072,099
Belgium – 0.6%
Kingdom of Belgium, 5.5%, 3/28/2028	EUR	500,000	$ 905,011
Canada – 0.9%
Government of Canada, 2.5%, 6/01/2024	CAD	663,000	$ 528,645
Government of Canada, 1.5%, 6/01/2026		310,000	230,264
Government of Canada, 4%, 6/01/2041		500,000	510,979
Government of Canada, 2.75%, 12/01/2048		50,000	43,272
			$ 1,313,160
Denmark – 0.3%
Kingdom of Denmark, 4.5%, 11/15/2039	DKK	1,500,000	$ 414,947
France – 5.2%
Republic of France, 2.5%, 10/25/2020	EUR	2,035,000	$ 2,692,954
Republic of France, 2.75%, 10/25/2027		1,280,000	1,889,136
Republic of France, 4.5%, 4/25/2041		969,000	1,943,051
Republic of France, 3.25%, 5/25/2045		505,000	867,775
Republic of France, 4%, 4/25/2055		210,000	428,800
Republic of France, 1.75%, 5/25/2066		150,000	186,478
			$ 8,008,194
Germany – 0.2%
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	135,000	$ 219,241
Federal Republic of Germany, 2.5%, 8/15/2046		65,000	106,909
			$ 326,150
Greece – 0.4%
Hellenic Republic, 4.375%, 8/01/2022	EUR	500,000	$ 642,572
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Italy – 9.7%
Buoni del Tesoro Poliennali, 3.25%, 9/01/2046	EUR	500,000	$ 675,200
Republic of Italy, 3.75%, 3/01/2021		3,299,000	4,504,960
Republic of Italy, 5.5%, 9/01/2022		2,195,000	3,293,055
Republic of Italy, 2.5%, 12/01/2024		1,135,000	1,517,167
Republic of Italy, 1.6%, 6/01/2026		1,000,000	1,241,118
Republic of Italy, 4.75%, 9/01/2028		1,421,000	2,228,955
Republic of Italy, 1.65%, 3/01/2032		600,000	695,295
Republic of Italy, 5%, 9/01/2040		443,000	756,297
			$ 14,912,047
Japan – 12.3%
Government of Japan, 1.7%, 9/20/2032	JPY	720,000,000	$ 8,155,038
Government of Japan, 1.5%, 3/20/2034		366,000,000	4,067,431
Government of Japan, 2.4%, 3/20/2037		327,600,000	4,143,915
Government of Japan, 1.8%, 3/20/2043		193,000,000	2,295,032
Government of Japan, 2%, 3/20/2052		28,900,000	367,417
			$ 19,028,833
Malaysia – 1.1%
Government of Malaysia, 3.58%, 9/28/2018	MYR	6,500,000	$ 1,684,407
New Zealand – 1.1%
Government of New Zealand, 2.75%, 4/15/2025	NZD	1,700,000	$ 1,244,698
Government of New Zealand, 4.5%, 4/15/2027		640,000	527,472
			$ 1,772,170
Portugal – 7.4%
Republic of Portugal, 4.95%, 10/25/2023	EUR	4,450,000	$ 6,789,588
Republic of Portugal, 2.875%, 10/15/2025		1,600,000	2,214,101
Republic of Portugal, 4.125%, 4/14/2027		1,300,000	1,962,036
Republic of Portugal, 4.1%, 4/15/2037		250,000	391,994
			$ 11,357,719
South Africa – 0.5%
Republic of South Africa, 6.5%, 2/28/2041	ZAR	12,000,000	$ 782,931

1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Spain – 6.7%
Bonos y Obligaciones del Estado, 5.75%, 7/30/2032	EUR	415,000	$ 790,933
Bonos y Obligaciones del Estado, 5.15%, 10/31/2044		300,000	597,756
Kingdom of Spain, 5.4%, 1/31/2023		1,192,000	1,838,263
Kingdom of Spain, 2.75%, 10/31/2024		1,800,000	2,533,972
Kingdom of Spain, 5.15%, 10/31/2028		1,520,000	2,606,824
Kingdom of Spain, 4.7%, 7/30/2041		1,100,000	2,035,070
			$ 10,402,818
United Kingdom – 5.9%
HSBC Bank PLC, FLR 2.478%, (LIBOR-3mo. + 0.64%), 5/15/2018 (n)		$403,000	$ 403,048
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	848,000	1,501,627
United Kingdom Treasury, 4.25%, 6/07/2032		71,000	133,149
United Kingdom Treasury, 4.25%, 3/07/2036		438,000	861,296
United Kingdom Treasury, 4.25%, 12/07/2040		627,000	1,299,465
United Kingdom Treasury, 3.25%, 1/22/2044		1,080,000	1,992,423
United Kingdom Treasury, 3.75%, 7/22/2052		714,000	1,558,417
United Kingdom Treasury, 4%, 1/22/2060		405,000	1,001,835
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	358,385
			$ 9,109,645
U.S. Bonds – 43.4%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, 1.454%, 1/17/2032 (i)(z)		$22,053	$ 7
Mortgage-Backed – 0.6%
Fannie Mae, 5.1%, 3/01/2019		$56,383	$ 56,933
Fannie Mae, 5.18%, 3/01/2019		56,499	57,112
Freddie Mac, 5.085%, 3/25/2019		43,000	43,682
Freddie Mac, 3.32%, 2/25/2023		5,000	5,093
Freddie Mac, 3.243%, 4/25/2027		400,000	400,497
Freddie Mac, 3.117%, 6/25/2027		322,320	319,013
			$ 882,330
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025	$5,809	$ 5,947
Small Business Administration, 5.09%, 10/01/2025	5,570	5,778
Small Business Administration, 5.21%, 1/01/2026	67,524	70,637
Small Business Administration, 2.22%, 3/01/2033	623,251	606,705
		$ 689,067
U.S. Treasury Obligations – 42.4%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$2,800,000	$ 2,689,265
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,832,400	4,812,144
U.S. Treasury Bonds, 2.75%, 11/15/2042	723,000	696,446
U.S. Treasury Bonds, 3.625%, 2/15/2044	4,974,000	5,562,364
U.S. Treasury Bonds, 3%, 5/15/2047	1,400,000	1,403,804
U.S. Treasury Notes, 1.125%, 6/15/2018	8,600,000	8,588,661
U.S. Treasury Notes, 0.875%, 5/15/2019	6,100,000	6,012,256
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)	13,355,000	13,675,074
U.S. Treasury Notes, 1.375%, 5/31/2021	5,180,400	5,013,098
U.S. Treasury Notes, 1.75%, 5/15/2022	6,224,000	6,039,140
U.S. Treasury Notes, 1.375%, 8/31/2023	2,339,000	2,194,167
U.S. Treasury Notes, 2.75%, 2/15/2024	4,517,000	4,543,816
U.S. Treasury Notes, 2.25%, 11/15/2025	4,417,000	4,272,666
		$ 65,502,901
Total Bonds		$151,807,008
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,740,845	$ 1,740,671
Other Assets, Less Liabilities – 0.6%		902,713
Net Assets – 100.0%		$154,450,392

2

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,740,671 and $151,807,008, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $403,048, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, 1.454%, 1/17/2032	4/09/12	$6	$7
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
Derivative Contracts at 3/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	47,212	AUD	61,000	Brown Brothers Harriman	5/25/2018	$358
USD	1,131,841	AUD	1,462,687	Deutsche Bank AG	5/25/2018	8,351
USD	1,193,828	AUD	1,545,469	Merrill Lynch International	5/25/2018	6,753
USD	5,322	CHF	5,000	Brown Brothers Harriman	5/25/2018	70
USD	295,003	EUR	238,000	State Street Bank and Trust Company	5/25/2018	1,090
USD	913,315	EUR	736,697	Citibank N.A.	5/25/2018	3,548
USD	1,073,504	EUR	859,919	Deutsche Bank AG	5/25/2018	11,566
USD	70,869	GBP	50,000	Brown Brothers Harriman	5/25/2018	574
USD	187,762	JPY	19,781,000	Deutsche Bank AG	5/25/2018	1,261
USD	170,546	JPY	18,041,000	Goldman Sachs International	5/25/2018	450
USD	1,783,879	NZD	2,457,120	Deutsche Bank AG	5/25/2018	8,443
USD	268,338	NZD	368,000	Goldman Sachs International	5/25/2018	2,433
USD	540,848	NZD	741,220	Morgan Stanley Capital Services, Inc.	5/25/2018	5,266
USD	1,880,688	SEK	15,319,807	Deutsche Bank AG	5/25/2018	39,203
3

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,478,602	ZAR	17,572,000	JPMorgan Chase Bank N.A.	6/08/2018	$7,411
EUR	655,664	USD	808,676	Goldman Sachs International	5/25/2018	1,023
MXN	74,144	USD	4,009	JPMorgan Chase Bank N.A.	5/25/2018	37
ZAR	8,451,905	USD	708,202	Goldman Sachs International	5/25/2018	712
						$ 98,549
Liability Derivatives
CAD	1,029,674	USD	801,622	Deutsche Bank AG	5/25/2018	$(1,628)
CAD	1,580,000	USD	1,231,768	Goldman Sachs International	6/08/2018	(3,901)
CAD	1,679,646	USD	1,305,313	Morgan Stanley Capital Services, Inc.	5/25/2018	(330)
DKK	2,102,556	USD	349,785	Barclays Bank PLC	4/30/2018	(2,097)
EUR	825,513	USD	1,025,240	Citibank N.A.	5/25/2018	(5,792)
EUR	397,330	USD	493,456	JPMorgan Chase Bank N.A.	5/25/2018	(2,783)
GBP	891,710	USD	1,271,937	Brown Brothers Harriman	5/25/2018	(18,281)
GBP	1,166,711	USD	1,656,480	Deutsche Bank AG	5/25/2018	(16,198)
JPY	1,585,495,810	USD	15,100,823	Deutsche Bank AG	5/25/2018	(152,337)
NOK	12,089,184	USD	1,576,231	Goldman Sachs International	5/25/2018	(31,631)
PLN	24,636	USD	7,275	JPMorgan Chase Bank N.A.	5/25/2018	(73)
USD	2,499,472	CAD	3,225,469	Merrill Lynch International	5/25/2018	(6,521)
USD	832,143	EUR	676,811	Morgan Stanley Capital Services, Inc.	4/19/2018	(1,523)
USD	125,480	MYR	490,000	Barclays Bank PLC	4/16/2018	(1,139)
						$(244,234)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	22	$3,552,923	June - 2018	$(13,958)
German Euro-Bund 10 yr	Short	EUR	11	2,157,877	June - 2018	(32,511)
U.S. Treasury Ultra Note 10 yr	Short	USD	14	1,818,031	June - 2018	(23,676)
						$(70,145)
At March 31, 2018, the fund had liquid securities with an aggregate value of $80,894 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalent	$—	$66,191,968	$—	$66,191,968
Non-U.S. Sovereign Debt	—	84,329,655	—	84,329,655
Residential Mortgage-Backed Securities	—	882,330	—	882,330
Commercial Mortgage-Backed Securities	—	7	—	7
Foreign Bonds	—	403,048	—	403,048
Mutual Funds	1,740,671	—	—	1,740,671
Total	$1,740,671	$151,807,008	$—	$153,547,679
Other Financial Instruments
Futures Contracts - Liabilities	$(70,145)	$—	$—	$(70,145)
Forward Foreign Currency Exchange Contracts - Assets	—	98,549	—	98,549
Forward Foreign Currency Exchange Contracts - Liabilities	—	(244,234)	—	(244,234)
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,035,474	17,723,958	(27,018,587)	1,740,845
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(695)	$654	$—	$19,578	$1,740,671
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
United States	48.4%
Japan	12.3%
Italy	9.7%
Portugal	7.5%
Spain	6.8%
United Kingdom	5.9%
France	5.3%
Australia	2.7%
Germany	(3.5)%
Other Countries	4.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
6

Quarterly Report

March 31, 2018

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 1.9%
Rolls-Royce Holdings PLC	35,537	$434,566
United Technologies Corp.	4,934	620,792

		$1,055,358

Airlines – 0.9%
Aena S.A.	2,550	$513,476

Alcoholic Beverages – 3.8%
AmBev S.A., ADR	80,928	$588,347
Diageo PLC (a)	15,592	527,639
Pernod Ricard S.A. (a)	5,879	978,373

		$2,094,359

Apparel Manufacturers – 6.3%
Burberry Group PLC	16,912	$402,419
Compagnie Financiere Richemont S.A.	2,586	231,983
LVMH Moet Hennessy Louis Vuitton SE (a)	3,078	947,589
NIKE, Inc., “B”	20,421	1,356,771
VF Corp.	7,398	548,340

		$3,487,102

Broadcasting – 0.3%
Walt Disney Co. (a)	1,861	$186,919

Brokerage & Asset Managers – 1.8%
Blackstone Group LP	23,317	$744,978
Charles Schwab Corp.	5,354	279,586

		$1,024,564

Business Services – 12.4%
Accenture PLC, “A”	8,006	$1,228,921
Brenntag AG	2,914	173,181
Cognizant Technology Solutions Corp., “A”	10,325	831,163
Compass Group PLC	21,491	438,861
Experian Group Ltd.	41,321	891,341
Fidelity National Information Services, Inc.	8,036	773,867
Fiserv, Inc. (a)	13,296	948,138
Intertek Group PLC	9,750	637,453
Verisk Analytics, Inc., “A” (a)	9,521	990,184

		$6,913,109

Cable TV – 1.3%
Comcast Corp., “A”	21,064	$719,757

Chemicals – 0.9%
PPG Industries, Inc.	4,423	$493,607

Computer Software – 2.9%
Dassault Systems S.A.	1,655	$224,818
Microsoft Corp.	14,955	1,364,943

		$1,589,761

Computer Software – Systems – 1.2%
Apple, Inc.	4,110	$689,576

Construction – 1.0%
Sherwin-Williams Co.	1,475	$578,377

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 8.4%
Colgate-Palmolive Co.	10,102	$724,111
Coty, Inc., “A”	34,026	622,676
Estee Lauder Cos., Inc., “A” (a)	5,995	897,571
KOSE Corp.	2,900	606,955
L’Oréal	2,952	665,980
Reckitt Benckiser Group PLC	13,863	1,173,601

		$4,690,894

Electrical Equipment – 2.2%
Amphenol Corp., “A”	6,824	$587,751
Fortive Corp.	2,667	206,746
Mettler-Toledo International, Inc. (a)	732	420,922

		$1,215,419

Electronics – 5.3%
Analog Devices, Inc.	4,576	$417,011
Samsung Electronics Co. Ltd.	179	413,284
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,061	1,184,189
Texas Instruments, Inc.	8,968	931,686

		$2,946,170

Food & Beverages – 3.6%
Chr. Hansen Holding A.S.	2,147	$185,506
Danone S.A. (a)	5,756	465,531
Nestle S.A.	13,054	1,032,577
PepsiCo, Inc.	2,900	316,535

		$2,000,149

Food & Drug Stores – 1.3%
Sundrug Co. Ltd.	15,900	$734,444

Gaming & Lodging – 1.2%
Paddy Power Betfair PLC	6,692	$685,388

General Merchandise – 1.3%
Dollarama, Inc.	3,280	$398,636
Lojas Renner S.A.	29,769	309,732

		$708,368

Insurance – 1.8%
Aon PLC	7,096	$995,782

Internet – 6.6%
Alibaba Group Holding Ltd., ADR (a)	3,786	$694,882
Alphabet, Inc., “A” (a)	1,879	1,948,786
Baidu, Inc., ADR (a)	2,490	555,743
NAVER Corp.	605	449,536

		$3,648,947

Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	6,205	$752,294

Machinery & Tools – 2.2%
Colfax Corp. (a)	7,160	$228,404
Daikin Industries Ltd.	6,200	683,774
Schindler Holding AG	1,381	297,580

		$1,209,758

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 0.8%
CVS Health Corp.	5,119	$318,453
Express Scripts Holding Co. (a)	1,883	130,078

		$448,531

Medical Equipment – 5.4%
Abbott Laboratories	11,638	$697,349
Cooper Cos., Inc.	1,115	255,123
Danaher Corp.	4,314	422,384
Sonova Holding AG	2,362	375,054
Thermo Fisher Scientific, Inc.	4,504	929,896
Waters Corp. (a)	1,759	349,425

		$3,029,231

Oil Services – 0.7%
Schlumberger Ltd.	6,076	$393,603

Other Banks & Diversified Financials – 5.9%
Credicorp Ltd.	2,185	$496,082
HDFC Bank Ltd.	27,145	806,832
Julius Baer Group Ltd.	9,333	573,452
Mastercard, Inc., “A”	3,482	609,907
Visa, Inc., “A”	6,460	772,745

		$3,259,018

Pharmaceuticals – 3.7%
Bayer AG	7,260	$819,966
Roche Holding AG	3,178	728,347
Zoetis, Inc.	6,069	506,822

		$2,055,135

Printing & Publishing – 1.6%
Moody’s Corp.	5,516	$889,731

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 2.0%
Adani Ports and Special Economic Zone Ltd.	34,322	$187,101
Union Pacific Corp.	6,876	924,341

		$1,111,442

Restaurants – 3.3%
Starbucks Corp.	19,761	$1,143,964
Whitbread PLC	13,643	708,222

		$1,852,186

Specialty Chemicals – 4.3%
Croda International PLC	11,493	$736,576
Ecolab, Inc.	6,270	859,429
Sika AG	60	469,770
Symrise AG	4,109	330,455

		$2,396,230

Specialty Stores – 1.7%
AutoZone, Inc. (a)	311	$201,743
TJX Cos., Inc.	9,011	734,937

		$936,680

Total Common Stocks		$55,305,365

INVESTMENT COMPANIES (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.71% (v)	290,275	$290,246

OTHER ASSETS, LESS LIABILITIES – 0.1%		55,069

Net Assets – 100.0%		$55,650,680

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $290,246 and $55,305,365, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,546,124	$—	$—	$31,546,124
United Kingdom	5,950,678	—	—	5,950,678
Switzerland	3,708,763	—	—	3,708,763
France	3,282,291	—	—	3,282,291
Japan	2,025,173	—	—	2,025,173
Germany	1,323,602	—	—	1,323,602
China	1,250,625	—	—	1,250,625
Taiwan	1,184,189	—	—	1,184,189
India	—	993,933	—	993,933
Other Countries	3,854,481	185,506	—	4,039,987
Mutual Funds	290,246	—	—	290,246
Total	$54,416,172	$1,179,439	$—	$55,595,611

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,179,439 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,616,009 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		480,970	2,832,910	(3,023,605)	290,275

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(29)	$29	$—	$1,627	$290,246

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:

United States	57.3%
United Kingdom	10.7%
Switzerland	6.7%
France	5.9%
Japan	3.7%
Germany	2.4%
China	2.2%
Taiwan	2.1%
India	1.8%
Other Countries	7.2%

4

Quarterly Report

March 31, 2018

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 3.2%
Honeywell International, Inc.	9,014	$1,302,613
Northrop Grumman Corp.	3,222	1,124,865
United Technologies Corp.	6,127	770,899

		$3,198,377

Alcoholic Beverages – 1.9%
AmBev S.A., ADR	67,602	$491,467
China Resources Enterprise Ltd.	132,000	577,231
Constellation Brands, Inc., “A”	2,418	551,111
Thai Beverage PLC	531,100	316,711

		$1,936,520

Apparel Manufacturers – 2.1%
LVMH Moet Hennessy Louis Vuitton SE (a)	2,807	$864,159
NIKE, Inc., “B”	18,595	1,235,452

		$2,099,611

Automotive – 0.5%
USS Co. Ltd.	26,600	$537,475

Biotechnology – 0.7%
Biogen, Inc. (a)	2,401	$657,442

Broadcasting – 0.4%
WPP PLC	24,622	$391,219

Brokerage & Asset Managers – 1.9%
Blackstone Group LP	22,894	$731,463
NASDAQ, Inc.	9,238	796,500
TMX Group Ltd.	6,780	393,375

		$1,921,338

Business Services – 5.1%
Accenture PLC, “A”	4,465	$685,378
Cognizant Technology Solutions Corp., “A”	10,431	839,696
DXC Technology Co.	10,733	1,078,988
Fidelity National Information Services, Inc.	10,012	964,156
Fiserv, Inc. (a)	8,717	621,609
Global Payments, Inc.	8,278	923,163

		$5,112,990

Cable TV – 0.8%
Comcast Corp., “A”	22,334	$763,153

Chemicals – 2.3%
Celanese Corp.	4,302	$431,103
DowDuPont, Inc.	14,998	955,523
PPG Industries, Inc.	8,411	938,668

		$2,325,294

Computer Software – 3.4%
Adobe Systems, Inc. (a)	5,954	$1,286,540
Microsoft Corp.	9,272	846,255
Salesforce.com, Inc. (a)	10,933	1,271,508

		$3,404,303

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.1%
Constellation Software, Inc.	1,009	$684,610
SS&C Technologies Holdings, Inc.	8,781	471,013

		$1,155,623

Construction – 1.3%
Sherwin-Williams Co.	2,226	$872,859
Techtronic Industries Co. Ltd.	78,500	463,699

		$1,336,558

Consumer Products – 1.6%
Coty, Inc., “A”	20,947	$383,330
L’Oréal	1,677	378,336
Newell Brands, Inc.	12,691	323,367
Reckitt Benckiser Group PLC	5,873	497,191

		$1,582,224

Consumer Services – 1.3%
Booking Holdings, Inc. (a)	446	$927,854
Ctrip.com International Ltd., ADR (a)	8,638	402,704

		$1,330,558

Containers – 0.5%
Berry Global Group, Inc.	8,361	$458,266

Electrical Equipment – 3.1%
HD Supply Holdings, Inc.	16,550	$627,907
Johnson Controls International PLC	22,212	782,751
Schneider Electric S.A.	12,695	1,114,371
TE Connectivity Ltd.	6,134	612,787

		$3,137,816

Electronics – 2.9%
Analog Devices, Inc.	9,342	$851,336
Broadcom Corp.	1,187	279,717
NVIDIA Corp.	1,468	339,974
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	1,111,997
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,372	366,359

		$2,949,383

Energy – Independent – 2.0%
EOG Resources, Inc.	9,838	$1,035,646
EQT Corp.	8,766	416,473
Oil Search Ltd.	102,033	563,802

		$2,015,921

Energy – Integrated – 2.0%
BP PLC	151,487	$1,018,581
Suncor Energy, Inc.	27,656	955,032

		$1,973,613

Food & Beverages – 2.9%
Danone S.A. (a)	6,373	$515,432
Mondelez International, Inc.	16,884	704,569
Nestle S.A.	12,203	965,262

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
PepsiCo, Inc.	6,869	$749,751

		$2,935,014

Food & Drug Stores – 0.6%
Sundrug Co. Ltd.	13,000	$600,489

Gaming & Lodging – 0.4%
Paddy Power Betfair PLC	4,157	$425,756

Health Maintenance Organizations – 0.4%
Cigna Corp.	2,683	$450,046

Insurance – 3.3%
AIA Group Ltd.	154,400	$1,318,093
Aon PLC	7,919	1,111,273
Chubb Ltd.	6,347	868,079

		$3,297,445

Internet – 5.2%
Alibaba Group Holding Ltd., ADR (a)	5,461	$1,002,312
Alphabet, Inc., “A” (a)(s)	1,684	1,746,544
Alphabet, Inc., “C” (a)	230	237,312
Dropbox, Inc. (a)	894	27,938
Facebook, Inc., “A” (a)(s)	10,504	1,678,434
LogMeIn, Inc.	5,251	606,753

		$5,299,293

Leisure & Toys – 0.6%
Electronic Arts, Inc. (a)	5,364	$650,331

Machinery & Tools – 3.0%
GEA Group AG	14,133	$600,823
Kubota Corp.	34,800	608,971
Roper Technologies, Inc.	3,178	892,033
Schindler Holding AG	2,130	458,975
SPX FLOW, Inc. (a)	9,583	471,388

		$3,032,190

Major Banks – 4.7%
Barclays PLC	286,034	$828,697
BNP Paribas	14,825	1,097,586
Mitsubishi UFJ Financial Group, Inc.	112,800	738,890
Morgan Stanley	19,421	1,047,957
UBS AG	60,903	1,069,943

		$4,783,073

Medical & Health Technology & Services – 1.1%
ICON PLC (a)	5,181	$612,083
McKesson Corp.	3,638	512,485

		$1,124,568

Medical Equipment – 2.8%
Danaher Corp.	7,865	$770,062
Medtronic PLC	15,269	1,224,879
PerkinElmer, Inc.	10,483	793,773

		$2,788,714

Metals & Mining – 0.7%
Rio Tinto Ltd.	14,884	$754,059

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 0.5%
China Resources Gas Group Ltd.	158,000	$551,830

Natural Gas – Pipeline – 0.9%
Enbridge, Inc.	14,350	$451,323
Enterprise Products Partners LP	19,885	486,785

		$938,108

Network & Telecom – 1.1%
Cisco Systems, Inc.	26,269	$1,126,677

Oil Services – 0.6%
Schlumberger Ltd.	9,940	$643,913

Other Banks & Diversified Financials – 9.7%
Aeon Credit Service Co. Ltd.	34,100	$783,558
Citigroup, Inc. (s)	21,992	1,484,460
Credicorp Ltd.	4,656	1,057,098
HDFC Bank Ltd.	35,633	1,059,121
Intesa Sanpaolo S.p.A.	251,411	913,661
Julius Baer Group Ltd.	13,816	848,904
KBC Groep N.V.	13,321	1,159,159
Mastercard, Inc., “A”	7,215	1,263,779
U.S. Bancorp	24,298	1,227,049

		$9,796,789

Pharmaceuticals – 5.2%
Bayer AG	8,691	$981,587
Genomma Lab Internacional S.A., “B” (a)	365,136	395,664
Johnson & Johnson	10,234	1,311,487
Roche Holding AG	4,312	988,242
Santen Pharmaceutical Co. Ltd.	54,100	871,966
Zoetis, Inc.	8,511	710,754

		$5,259,700

Printing & Publishing – 0.6%
RELX N.V.	31,527	$652,876

Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	2,803	$494,726
DP World Ltd.	20,733	466,493

		$961,219

Real Estate – 1.6%
LEG Immobilien AG	7,737	$869,556
Store Capital Corp., REIT	28,544	708,462

		$1,578,018

Restaurants – 1.8%
Aramark	10,498	$415,301
Starbucks Corp.	17,876	1,034,842
Yum China Holdings, Inc.	9,567	397,031

		$1,847,174

Specialty Chemicals – 2.3%
Akzo Nobel N.V.	6,713	$633,873
Croda International PLC	8,371	536,490
Linde AG	3,346	704,433
Sika AG	63	493,258

		$2,368,054

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 2.8%
Amazon.com, Inc. (a)	1,263	$1,827,990
Costco Wholesale Corp.	3,792	714,527
Dufry AG (a)	2,494	326,490

		$2,869,007

Telecommunications – Wireless – 3.4%
Advanced Info Service PLC	90,900	$604,643
American Tower Corp., REIT	8,715	1,266,638
Cellnex Telecom S.A.U.	26,599	709,886
KDDI Corp.	33,300	850,143

		$3,431,310

Telephone Services – 0.2%
Com Hem Holding AB	13,317	$215,629

Tobacco – 0.7%
Philip Morris International, Inc.	7,073	$703,056

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 2.7%
CLP Holdings Ltd.	75,000	$766,677
CMS Energy Corp.	20,175	913,726
Iberdrola S.A.	50,771	373,078
NextEra Energy, Inc.	4,045	660,670

		$2,714,151

Total Common Stocks		$100,086,173

INVESTMENT COMPANIES (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,142,122	$1,142,008

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(39,553)

Net Assets – 100.0%		$101,188,628

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,142,008 and $100,086,173, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2018, the fund had no short sales outstanding.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At March 31, 2018, the fund had cash collateral of $19,478 and other liquid securities with an aggregate value of $498,810 to cover any collateral or margin obligations for securities sold short. At March 31, 2018, the fund had no short sales outstanding.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,815,171	$—	$—	$58,815,171
Switzerland	5,151,074	—	—	5,151,074
Japan	4,991,491	—	—	4,991,491
United Kingdom	4,026,235	—	—	4,026,235
France	3,969,884	—	—	3,969,884
Germany	3,156,399	—	—	3,156,399
Canada	2,979,070	—	—	2,979,070
China	1,802,046	1,129,061	—	2,931,107
Hong Kong	—	2,548,469	—	2,548,469
Other Countries	8,972,995	2,544,278	—	11,517,273
Mutual Funds	1,142,008	—	—	1,142,008
Total	$95,006,373	$6,221,808	$—	$101,228,181

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,617,164 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,425,940 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		477,596	5,716,880	(5,052,354)	1,142,122

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(93)	$92	$—	$2,565	$1,142,008

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:

United States	59.2%
Switzerland	5.1%
Japan	5.0%
United Kingdom	4.0%
France	3.9%
Germany	3.1%
Canada	2.9%
China	2.9%
Hong Kong	2.5%
Other Countries	11.4%

5

Quarterly Report

March 31, 2018

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 33.2%
Aerospace – 1.3%
Boeing Co.	3,947	$1,294,142
Honeywell International, Inc.	19,978	2,887,021
Lockheed Martin Corp.	12,729	4,301,511
United Technologies Corp.	9,688	1,218,944

		$9,701,618

Airlines – 0.2%
Air Canada (a)	72,930	$1,515,377

Alcoholic Beverages – 0.7%
Heineken N.V. (a)	21,488	$2,308,204
Pernod Ricard S.A. (a)	15,113	2,515,080

		$4,823,284

Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	9,695	$869,710
NIKE, Inc., “B”	5,793	384,887

		$1,254,597

Automotive – 0.6%
Aptiv PLC	9,382	$797,189
General Motors Co.	26,729	971,332
Magna International, Inc. (a)	31,695	1,785,312
USS Co. Ltd.	29,100	587,989

		$4,141,822

Biotechnology – 0.1%
Biogen, Inc. (a)	2,931	$802,566

Broadcasting – 0.4%
Omnicom Group, Inc.	18,140	$1,318,234
Publicis Groupe S.A. (a)	4,457	310,291
WPP PLC	92,711	1,473,084

		$3,101,609

Brokerage & Asset Managers – 0.4%
Apollo Global Management LLC, “A”	13,557	$401,558
BlackRock, Inc.	3,645	1,974,569
TMX Group Ltd.	9,167	531,869

		$2,907,996

Business Services – 2.3%
Accenture PLC, “A”	25,981	$3,988,084
Bunzl PLC (a)	37,289	1,096,031
CGI Group, Inc. (a)	7,912	456,290
Compass Group PLC	108,539	2,216,440
DXC Technology Co.	19,399	1,950,181
Equifax, Inc.	4,414	520,013
Experian Group Ltd.	44,503	959,980
Fidelity National Information Services, Inc.	9,671	931,317
Fiserv, Inc. (a)	13,190	940,579
Nomura Research Institute Ltd. (a)	36,400	1,724,130
Secom Co. Ltd. (a)	18,000	1,339,787
SGS S.A. (a)	275	675,418

		$16,798,250

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 0.3%
Comcast Corp., “A”	69,281	$2,367,332

Chemicals – 1.2%
3M Co. (s)	11,383	$2,498,796
CF Industries Holdings, Inc.	5,268	198,762
Givaudan S.A. (a)	886	2,016,669
LyondellBasell Industries N.V., “A” (a)	3,249	343,354
Monsanto Co.	4,041	471,544
Orica Ltd. (a)	35,940	492,368
PPG Industries, Inc.	22,488	2,509,661

		$8,531,154

Computer Software – 0.1%
Cadence Design Systems, Inc. (a)	19,132	$703,484

Computer Software – Systems – 0.6%
Amadeus IT Group S.A. (a)	27,341	$2,017,831
Hitachi Ltd. (a)	213,000	1,542,976
Hon Hai Precision Industry Co. Ltd. (a)	153,900	467,131

		$4,027,938

Construction – 0.3%
Geberit AG (a)	733	$323,869
Persimmon PLC (a)	12,386	439,652
Sherwin-Williams Co.	3,357	1,316,347
Stanley Black & Decker, Inc.	2,964	454,085

		$2,533,953

Consumer Products – 1.1%
Coty, Inc., “A”	23,143	$423,517
Kao Corp. (a)	32,300	2,422,690
Kimberly-Clark Corp.	5,793	637,983
Procter & Gamble Co.	29,287	2,321,873
Reckitt Benckiser Group PLC	26,613	2,252,978

		$8,059,041

Containers – 0.2%
Amcor Ltd. (a)	28,992	$318,155
Brambles Ltd. (a)	109,738	844,561

		$1,162,716

Electrical Equipment – 1.2%
IMI PLC (a)	25,705	$389,493
Johnson Controls International PLC	48,278	1,701,317
Legrand S.A. (a)	14,759	1,156,805
OMRON Corp. (a)	18,100	1,064,856
Schneider Electric S.A.	44,178	3,877,957
Spectris PLC (a)	17,537	662,843

		$8,853,271

Electronics – 1.9%
Analog Devices, Inc.	12,447	$1,134,295
Halma PLC (a)	49,496	818,732
Hirose Electric Co. Ltd. (a)	5,775	793,482
Hoya Corp. (a)	13,900	693,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Intel Corp.	19,564	$1,018,893
Samsung Electronics Co. Ltd.	315	727,287
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,317	6,008,992
Texas Instruments, Inc.	29,124	3,025,692

		$14,220,381

Energy – Independent – 0.6%
Marathon Petroleum Corp.	32,482	$2,374,759
Occidental Petroleum Corp.	10,483	680,976
Phillips 66	17,518	1,680,327

		$4,736,062

Energy – Integrated – 1.0%
BP PLC	120,826	$812,420
Chevron Corp.	8,259	941,856
China Petroleum & Chemical Corp. (a)	732,000	649,047
Exxon Mobil Corp.	27,151	2,025,736
Galp Energia SGPS S.A., “B” (a)	45,650	859,682
LUKOIL PJSC, ADR (a)	14,125	973,213
Suncor Energy, Inc.	27,327	943,671

		$7,205,625

Engineering – Construction – 0.1%
Bouygues S.A. (a)	15,382	$770,509

Entertainment – 0.1%
Time Warner, Inc.	4,762	$450,390

Food & Beverages – 1.5%
Danone S.A. (a)	16,520	$1,336,096
General Mills, Inc.	44,038	1,984,352
J.M. Smucker Co.	4,772	591,776
Marine Harvest (a)	64,538	1,296,755
Nestle S.A.	53,950	4,267,468
Tyson Foods, Inc., “A”	18,858	1,380,217

		$10,856,664

Food & Drug Stores – 0.1%
Wesfarmers Ltd. (a)	21,944	$704,103

Gaming & Lodging – 0.1%
Sands China Ltd. (a)	133,600	$725,448

Health Maintenance Organizations – 0.1%
Cigna Corp.	6,253	$1,048,878

Insurance – 2.2%
Aon PLC	22,752	$3,192,788
Athene Holding Ltd. (a)	16,104	769,932
AXA (a)	33,562	892,001
Chubb Ltd.	9,623	1,316,138
Fairfax Financial Holdings Ltd. (a)	164	83,132
Hiscox Ltd. (a)	35,781	730,923
Manulife Financial Corp. (a)	44,838	832,480
MetLife, Inc.	44,616	2,047,428
Prudential Financial, Inc.	8,492	879,347
Travelers Cos., Inc.	17,519	2,432,688
Zurich Insurance Group AG (a)	8,033	2,633,412

		$15,810,269

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 0.4%
Eaton Corp. PLC	19,894	$1,589,730
Illinois Tool Works, Inc.	7,649	1,198,292

		$2,788,022

Major Banks – 2.9%
Bank of New York Mellon Corp.	31,546	$1,625,565
BNP Paribas	10,587	783,821
China Construction Bank (a)	1,896,000	1,970,129
Goldman Sachs Group, Inc.	5,922	1,491,515
JPMorgan Chase & Co.	40,924	4,500,412
Mitsubishi UFJ Financial Group, Inc.	115,100	753,956
PNC Financial Services Group, Inc.	7,556	1,142,769
Royal Bank of Canada (a)	11,716	905,530
State Street Corp.	15,094	1,505,325
Svenska Handelsbanken AB, “A” (a)	103,357	1,289,827
UBS AG	120,805	2,122,301
Wells Fargo & Co.	58,367	3,059,014

		$21,150,164

Medical & Health Technology & Services – 0.3%
McKesson Corp.	12,349	$1,739,604
Sonic Healthcare Ltd. (a)	30,861	544,056

		$2,283,660

Medical Equipment – 0.9%
Abbott Laboratories	33,083	$1,982,333
Danaher Corp.	13,874	1,358,403
Medtronic PLC	27,021	2,167,625
Thermo Fisher Scientific, Inc.	3,780	780,419

		$6,288,780

Metals & Mining – 0.2%
Rio Tinto Ltd.	26,194	$1,327,050

Natural Gas – Distribution – 0.2%
Engie (a)	75,773	$1,263,799

Network & Telecom – 0.1%
Cisco Systems, Inc.	25,131	$1,077,869

Oil Services – 0.2%
Schlumberger Ltd.	24,716	$1,601,102

Other Banks & Diversified Financials – 1.1%
Agricultural Bank of China Ltd., “H” (a)	544,000	$312,835
American Express Co.	9,354	872,541
Barclays Africa Group Ltd. (a)	38,680	619,795
Citigroup, Inc.	25,018	1,688,715
DBS Group Holdings Ltd. (a)	17,200	362,833
ING Groep N.V. (a)	71,471	1,204,798
KBC Groep N.V.	13,291	1,156,548
U.S. Bancorp	38,460	1,942,230

		$8,160,295

Pharmaceuticals – 2.6%
Bayer AG	25,083	$2,832,949
Eli Lilly & Co.	22,110	1,710,651
Johnson & Johnson (s)	29,394	3,766,841
Novartis AG (a)	37,890	3,062,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Pfizer, Inc.	95,376	$3,384,894
Roche Holding AG	13,754	3,152,198
Santen Pharmaceutical Co. Ltd.	72,000	1,160,472

		$19,070,119

Printing & Publishing – 0.5%
Moody’s Corp.	9,153	$1,476,379
RELX N.V.	56,165	1,163,091
Thomson Reuters Corp. (a)	22,872	884,003

		$3,523,473

Railroad & Shipping – 0.1%
Canadian National Railway Co.	6,019	$440,169
Union Pacific Corp.	4,254	571,865

		$1,012,034

Real Estate – 0.7%
CK Asset Holdings Ltd. (a)	135,500	$1,146,616
Deutsche Wohnen AG (a)	43,226	2,015,803
Grand City Properties S.A. (a)	21,825	521,516
Medical Properties Trust, Inc., REIT	63,291	822,783
Public Storage, Inc., REIT	1,832	367,114

		$4,873,832

Restaurants – 0.0%
Greggs PLC (a)	16,387	$282,559

Specialty Chemicals – 0.4%
Akzo Nobel N.V.	11,096	$1,047,737
PTT Global Chemical PLC (a)	499,600	1,513,818

		$2,561,555

Specialty Stores – 0.2%
Dufry AG (a)	5,073	$664,107
Gap, Inc. (a)	33,070	1,031,784

		$1,695,891

Telecommunications – Wireless – 0.7%
KDDI Corp.	102,800	$2,624,465
SK Telecom Co. Ltd. (a)	1,919	420,383
Vodafone Group PLC (a)	805,788	2,195,698

		$5,240,546

Telephone Services – 0.1%
Royal KPN N.V. (a)	55,277	$165,754
Verizon Communications, Inc.	16,743	800,650

		$966,404

Tobacco – 1.7%
Altria Group, Inc.	38,083	$2,373,333
British American Tobacco PLC (a)	26,875	1,557,620
Japan Tobacco, Inc. (a)	96,800	2,789,237
Philip Morris International, Inc. (s)	58,221	5,787,167

		$12,507,357

Trucking – 0.1%
United Parcel Service, Inc., “B”	8,804	$921,427

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 0.9%
American Electric Power Co., Inc.		14,764	$1,012,663
Duke Energy Corp.		19,280	1,493,622
Exelon Corp.		48,442	1,889,722
SSE PLC (a)		81,241	1,454,400
Xcel Energy, Inc.		13,251	602,655

			$6,453,062

Total Common Stocks			$242,863,337

BONDS – 63.5%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		$370,000	$355,644
Lockheed Martin Corp., 3.55%, 1/15/2026		749,000	742,313

			$1,097,957

Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	$595,130

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$985,000	$963,648

Asset-Backed & Securitized – 2.5%
Cent CLO LP, 2013-17A, “A1”, FLR, 3.066% (LIBOR-3mo. + 1.3%), 1/30/2025 (n)		$618,104	$618,173
Cent CLO LP, 2014-21A, “A1”, FLR, 2.97% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)		1,378,270	1,378,134
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.926% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		976,574	980,086
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.9% (LIBOR-1mo. + 1%), 6/15/2028 (z)		863,461	866,216
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		858,000	851,182
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.821% (LIBOR-3mo. + 1.1%), 7/15/2025 (n)		1,440,785	1,440,393
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.881% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)		2,040,000	2,039,374
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.381% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		1,991,841	1,996,864
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,582,077
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	658,552
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.07% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		2,275,000	2,272,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		$2,271,943	$2,277,836

			$17,961,537

Automotive – 0.6%
Ferrari N.V., 1.5%, 3/16/2023	EUR	900,000	$1,126,733
General Motors Financial Co., Inc., 4.35%, 1/17/2027		$1,000,000	992,692
Lear Corp., 3.8%, 9/15/2027		320,000	307,595
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	350,000	427,760
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/31/2099	EUR	400,000	498,074
Volkswagen Leasing GmbH, 1.375%, 1/20/2025	EUR	610,000	755,228

			$4,108,082

Banks & Diversified Financials (Covered Bonds) – 0.1%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	500,000	$617,163

Broadcasting – 0.2%
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	795,000	$1,016,119
RELX Finance B.V., 1%, 3/22/2024	EUR	350,000	433,327

			$1,449,446

Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$499,000	$485,603
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	501,949
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	845,906
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	669,728
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		741,000	722,373

			$3,225,559

Building – 0.3%
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	$492,164
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	375,463
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	323,983
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		446,000	424,728
Owens Corning, 4.4%, 1/30/2048		443,000	408,359

			$2,024,697

Business Services – 0.3%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$935,605
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		179,000	181,147

Issuer	Shares/Par		Value ($)
BONDS – continued
Business Services – continued
Fidelity National Information Services, Inc., 5%, 10/15/2025		$108,000	$115,271
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	705,381
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		236,000	229,914

			$2,167,318

Cable TV – 0.4%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$540,000	$602,491
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	488,733
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	879,470
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	548,475
Sky PLC, 2.5%, 9/15/2026	EUR	550,000	733,729

			$3,252,898

Chemicals – 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$688,414
LYB International Finance Co., 1.875%, 3/02/2022	EUR	600,000	775,163
LyondellBasell Industries N.V., 5%, 4/15/2019		$440,000	446,666

			$1,910,243

Computer Software – 0.2%
Microsoft Corp., 4.1%, 2/06/2037		$824,000	$869,970
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	300,000	371,032

			$1,241,002

Computer Software – Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$900,000	$985,455
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	504,230
Apple, Inc., 4.25%, 2/09/2047		$225,000	233,744

			$1,723,429

Conglomerates – 0.2%
Parker-Hannifin Corp., 4.1%, 3/01/2047		$474,000	$483,196
Smiths Group PLC, 2%, 2/23/2027	EUR	500,000	633,008

			$1,116,204

Consumer Products – 0.3%
Essity AB, 1.625%, 3/30/2027	EUR	600,000	$749,858
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	580,809
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		872,000	820,148

			$2,150,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Consumer Services – 0.6%
Alibaba Group Holding Ltd., 4%, 12/06/2037		$200,000	$190,936
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	600,000	757,760
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	400,000	496,131
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	406,976
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	950,000	1,185,434
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	344,236
Visa, Inc., 4.15%, 12/14/2035		585,000	622,120
Visa, Inc., 3.65%, 9/15/2047		390,000	377,950

			$4,381,543

Containers – 0.1%
DS Smith PLC, 1.375%, 7/26/2024	EUR	600,000	$737,258

Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$471,000	$457,655
Tyco Electronics Group S.A., 2.375%, 12/17/2018		778,000	776,011

			$1,233,666

Emerging Market Quasi-Sovereign – 1.3%
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		$2,116,000	$2,081,162
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		2,183,000	2,157,881
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		1,570,000	1,750,550
Pertamina, 6%, 5/03/2042 (n)		2,084,000	2,229,142
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,024,000	996,663

			$9,215,398

Emerging Market Sovereign – 1.0%
Government of Malaysia, 3.58%, 9/28/2018	MYR	14,839,000	$3,845,373
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	2,129,563
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	659,829
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	339,000	429,636

			$7,064,401

Energy – Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,158,300

Financial Institutions – 0.3%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$973,000	$910,550
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	547,196

Issuer	Shares/Par		Value ($)
BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	$873,304

			$2,331,050

Food & Beverages – 0.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$479,208
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$342,000	348,737
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,130,000	1,130,249
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		849,000	897,107
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	300,000	367,517
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	760,382
Kraft Heinz Foods Co., 5.2%, 7/15/2045		$77,000	78,131
Kraft Heinz Foods Co., 4.375%, 6/01/2046		230,000	209,555
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	409,173

			$4,680,059

Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	660,000	$989,058

Insurance – 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	270,000	$330,048
Credit Agricole Assurances S.A., 2.625% to 1/29/2028, FLR to 1/29/2048	EUR	300,000	352,062
NN Group N.V., 4.625% to 4/08/2024, FLR to 4/08/2044	EUR	100,000	137,444

			$819,554

Insurance – Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$816,419

Insurance – Property & Casualty – 0.9%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$625,401
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	433,644
Chubb Corp., FLR, 3.971% (LIBOR-3mo. + 2.25%), 3/29/2067		510,000	509,847
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	262,926
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	161,000	198,427
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	320,000	399,831
Hiscox Ltd., 6.125% to 11/24/2025, FLR to 11/24/2045	GBP	300,000	488,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$839,000	$855,987
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	263,789
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	263,789
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$505,000	504,980
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		359,000	368,034
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	400,000	623,521
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	610,000	754,703

			$6,553,123

International Market Quasi-Sovereign – 1.0%
Bank of Iceland, 1.75%, 9/07/2020	EUR	800,000	$1,018,092
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	711,853
Landsbanki Islands HF, 1.125%, to 1/19/2023, FLR to 1/19/2024	EUR	350,000	430,731
Statoil A.S.A., 4.25%, 11/23/2041		$1,260,000	1,320,537
Statoil A.S.A., FLR, 2.128% (LIBOR-3mo. + 0.29%), 5/15/2018		759,000	759,121
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,789,355

			$7,029,689

International Market Sovereign – 22.0%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	4,891,000	$4,164,389
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	5,549,000	4,899,988
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	2,175,000	1,691,725
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	368,000	313,575
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	3,378,000	4,581,939
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,032,000	1,675,977
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	1,415,000	2,327,317
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	3,842,896
Government of Canada, 1.5%, 6/01/2023	CAD	4,061,000	3,078,366
Government of Canada, 5.75%, 6/01/2033	CAD	2,402,000	2,723,478
Government of Canada, 4%, 6/01/2041	CAD	1,864,000	1,904,930
Government of Japan, 0.4%, 9/20/2025	JPY	167,500,000	1,625,949
Government of Japan, 2.2%, 9/20/2027	JPY	614,450,000	6,960,976

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Government of Japan, 1.7%, 9/20/2032	JPY	911,450,000	$10,323,485
Government of Japan, 1.5%, 3/20/2034	JPY	1,366,800,000	15,189,521
Government of Japan, 2.4%, 3/20/2037	JPY	321,000,000	4,060,429
Government of Japan, 1.8%, 3/20/2043	JPY	569,400,000	6,770,939
Government of Japan, 2%, 3/20/2052	JPY	129,250,000	1,643,208
Government of New Zealand, 4.5%, 4/15/2027	NZD	3,764,000	3,102,192
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,285,000	1,981,684
Kingdom of Spain, 2.75%, 10/31/2024	EUR	2,870,000	4,040,278
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,762,000	4,736,873
Kingdom of Spain, 4.7%, 7/30/2041	EUR	876,000	1,620,656
Republic of France, 2.5%, 10/25/2020	EUR	4,044,000	5,351,502
Republic of France, 1.75%, 5/25/2023	EUR	2,014,634	2,701,844
Republic of France, 0.75%, 5/25/2028	EUR	5,137,000	6,340,592
Republic of France, 4.75%, 4/25/2035	EUR	1,986,000	3,834,446
Republic of France, 4.5%, 4/25/2041	EUR	895,000	1,794,665
Republic of France, 4%, 4/25/2055	EUR	969,000	1,978,608
Republic of Italy, 3.75%, 3/01/2021	EUR	6,685,000	9,128,722
Republic of Italy, 5.5%, 9/01/2022	EUR	3,777,000	5,666,455
Republic of Italy, 2.5%, 12/01/2024	EUR	3,533,000	4,722,601
Republic of Italy, 2.05%, 8/01/2027	EUR	7,468,000	9,473,968
Republic of Portugal, 4.95%, 10/25/2023	EUR	3,007,000	4,587,931
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,913,000	3,761,779
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	3,072,000	5,667,338
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,743,943
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	850,941

			$160,866,105

Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$633,819
Province of British Columbia, 2.3%, 6/18/2026	CAD	965,000	730,826

			$1,364,645

Major Banks – 2.9%
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)		$745,000	$730,494
Bank of America Corp., 2.625%, 4/19/2021		972,000	957,290

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 3.5%, 4/19/2026		$974,000	$956,391
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,205,569
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	767,422
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	525,075
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		1,265,000	1,374,423
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		530,000	518,999
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,607,510
HSBC Bank PLC, FLR, 2.478% (LIBOR-3mo. + 0.64%), 5/15/2018 (n)		1,833,000	1,833,218
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	739,497
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,548,473
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		745,000	727,487
Morgan Stanley, 2.2%, 12/07/2018		751,000	749,329
Morgan Stanley, 2.5%, 4/21/2021		650,000	636,776
Morgan Stanley, 5.5%, 7/28/2021		850,000	907,676
Morgan Stanley, 0.051%, 11/09/2021	EUR	300,000	368,741
Morgan Stanley, 2.625%, 3/09/2027	GBP	350,000	485,596
Morgan Stanley, 3.95%, 4/23/2027		$636,000	618,850
PNC Bank N.A., 2.6%, 7/21/2020		873,000	865,800
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,096,000	1,064,227
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	629,652
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,179,000	1,139,309
Wells Fargo & Co., 4.1%, 6/03/2026		362,000	359,550

			$21,317,354

Medical & Health Technology & Services – 0.8%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	$608,353
CVS Health Corp., 5.05%, 3/25/2048		837,000	878,564
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,019,774
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	141,781
Life Technologies Corp., 6%, 3/01/2020		411,000	431,906
Northwell Healthcare, Inc., 3.979%, 11/01/2046		101,000	96,349
Northwell Healthcare, Inc., 4.26%, 11/01/2047		754,000	742,467
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	887,978

Issuer	Shares/Par		Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		$394,000	$367,571
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		800,000	756,695

			$5,931,438

Metals & Mining – 0.2%
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	$545,487
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	955,603

			$1,501,090

Midstream – 0.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$738,871
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,248,800
MPLX LP, 4.5%, 4/15/2038		449,000	440,300
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,206,387
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		890,000	875,882

			$4,510,240

Mortgage-Backed – 6.8%
Fannie Mae, 5.286%, 6/01/2018		$12,050	$12,078
Fannie Mae, 3.59%, 7/01/2018		272,841	272,958
Fannie Mae, 4.57%, 5/01/2019		213,784	216,477
Fannie Mae, 4.6%, 9/01/2019		568,220	582,479
Fannie Mae, 4.45%, 10/01/2019		394,254	404,341
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,621,759	2,835,408
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		9,026,729	9,533,728
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		4,608,700	4,762,280
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		207,136	227,339
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		353,316	396,182
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		4,127,231	4,152,068
Freddie Mac, 3.35%, 1/25/2028		2,001,000	2,014,858
Freddie Mac, 2.699%, 5/25/2018		454,548	453,954
Freddie Mac, 2.323%, 10/25/2018		433,386	432,689
Freddie Mac, 5.085%, 3/25/2019		30,000	30,476
Freddie Mac, 4.186%, 8/25/2019		650,000	662,293
Freddie Mac, 2.757%, 5/25/2020		27,525	27,541
Freddie Mac, 3.32%, 7/25/2020		141,631	142,131
Freddie Mac, 3.064%, 8/25/2024		2,767,003	2,769,486
Freddie Mac, 4%, 7/01/2025		163,698	170,663
Freddie Mac, 2.673%, 3/25/2026		2,800,000	2,716,458
Freddie Mac, 3.243%, 4/25/2027		2,270,000	2,272,820
Freddie Mac, 3.117%, 6/25/2027		1,036,027	1,025,399
Freddie Mac, 3.194%, 7/25/2027		2,520,000	2,516,680
Freddie Mac, 3.244%, 8/25/2027		2,367,000	2,367,505
Freddie Mac, 3.187%, 9/25/2027		1,222,000	1,216,465
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,305,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		$59,563	$65,429
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		980,000	1,060,461
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,677,245	1,773,880
Freddie Mac, 3.5%, 1/01/2047		1,633,497	1,638,871
Ginnie Mae, 5%, 5/15/2040		146,595	155,423
Ginnie Mae, 3.5%, 6/20/2043		1,387,019	1,407,516

			$49,621,603

Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$55,118
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030		572,000	608,065
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		245,000	244,853

			$908,036

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,435,975

Network & Telecom – 0.8%
AT&T, Inc., 4.9%, 8/14/2037		$664,000	$668,903
AT&T, Inc., 4.25%, 6/01/2043	GBP	300,000	456,959
AT&T, Inc., 4.75%, 5/15/2046		$602,000	583,703
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	350,000	484,416
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	500,000	615,083
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$2,129,000	2,140,768
Verizon Communications, Inc., 4.812%, 3/15/2039		591,000	603,684

			$5,553,516

Oil Services – 0.1%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$780,000	$761,821

Oils – 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$455,572
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	496,837
Neste Oyj, 1.5%, 6/07/2024	EUR	400,000	496,605
Phillips 66, 4.875%, 11/15/2044		$795,000	846,303

			$2,295,317

Other Banks & Diversified Financials – 0.5%
Arion Banki, 2.5%, 4/26/2019	EUR	126,000	$158,846
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	399,831

Issuer	Shares/Par		Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	$662,064
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	385,385
Citizens Bank N.A., 2.55%, 5/13/2021		471,000	459,704
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	279,586
ING Groep N.V., 3.95%, 3/29/2027		$658,000	652,321
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	704,524
UniCredit S.p.A., 1%, 1/18/2023	EUR	250,000	305,435

			$4,007,696

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$437,000	$423,635

Pharmaceuticals – 0.3%
Celgene Corp., 2.875%, 8/15/2020		$1,479,000	$1,472,942
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	444,246

			$1,917,188

Real Estate – Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	$840,254

Real Estate – Office – 0.2%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,050,000	$1,358,032
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	427,142

			$1,785,174

Real Estate – Retail – 0.1%
Simon International Finance S.C.A., REIT, 1.375%, 11/18/2022	EUR	400,000	$508,642

Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$1,168,694
Home Depot, Inc., 2.625%, 6/01/2022		695,000	684,409
Home Depot, Inc., 3%, 4/01/2026		830,000	806,293

			$2,659,396

Supermarkets – 0.2%
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	350,000	$435,630
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	350,000	430,155
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	570,755

			$1,436,540

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$325,797
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	387,704
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	525,551

			$1,239,052

Telecommunications – Wireless – 0.4%
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	$341,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Telecommunications – Wireless – continued
American Tower Corp., REIT, 3.5%, 1/31/2023		$812,000	$807,174
Crown Castle International Corp., 2.25%, 9/01/2021		1,072,000	1,033,057
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	408,752
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	347,249

			$2,937,401

Telephone Services – 0.1%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	400,000	$498,136
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	563,192

			$1,061,328

Tobacco – 0.3%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$610,547
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	300,000	371,099
Reynolds American, Inc., 8.125%, 6/23/2019		$327,000	347,059
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	265,259
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	930,664

			$2,524,628

Transportation – Services – 0.4%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$314,504
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	300,000	369,246
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	580,215
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$574,000	747,143
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	370,033
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	394,102
Transurban Finance Co., 1.75%, 3/29/2028	EUR	400,000	495,326

			$3,270,569

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$7,203	$7,472
Small Business Administration, 5.21%, 1/01/2026		211,013	220,741
Small Business Administration, 5.31%, 5/01/2027		73,770	76,948
Small Business Administration, 2.22%, 3/01/2033		1,380,573	1,343,922

			$1,649,083

Issuer	Shares/Par		Value ($)
BONDS – continued
U.S. Treasury Obligations – 10.1%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$3,060,000	$3,769,468
U.S. Treasury Bonds, 4.5%, 2/15/2036		448,000	552,828
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,370,000	2,975,885
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		6,977,000	7,802,294
U.S. Treasury Bonds, 3%, 5/15/2047		1,535,000	1,539,170
U.S. Treasury Notes, 0%, 1/31/2019		9,748,000	9,584,410
U.S. Treasury Notes, 2%, 1/31/2020		2,967,000	2,952,570
U.S. Treasury Notes, 1.375%, 4/30/2020		10,768,000	10,560,084
U.S. Treasury Notes, 1.75%, 5/15/2022 (f)		7,069,000	6,859,043
U.S. Treasury Notes, 2%, 11/30/2022		5,041,000	4,918,892
U.S. Treasury Notes, 2.125%, 12/31/2022		12,614,000	12,366,551
U.S. Treasury Notes, 2.375%, 8/15/2024		2,069,100	2,033,044
U.S. Treasury Notes, 1.5%, 8/15/2026 (f)		2,663,000	2,415,509
U.S. Treasury Notes, 2.75%, 2/15/2028		5,325,000	5,323,697

			$73,653,445

Utilities – Electric Power – 2.0%
Duke Energy Corp., 2.65%, 9/01/2026		$995,000	$907,495
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	821,601
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	681,155
EDP Finance B.V., 2%, 4/22/2025	EUR	300,000	384,072
Emera U.S. Finance LP, 2.7%, 6/15/2021		$376,000	367,388
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	410,397
Enel Americas S.A., 4%, 10/25/2026		1,891,000	1,843,082
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	333,190
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	300,000	360,376
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,116,000	1,142,873
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,200,610
Exelon Corp., 3.497%, 6/01/2022		406,000	401,981
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	503,134
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$992,000	963,360
PPL Capital Funding, Inc., 3.1%, 5/15/2026		932,000	880,418
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	517,564
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	293,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Public Service Enterprise Group, 2%, 11/15/2021	$1,215,000	$1,158,447
Virginia Electric & Power Co., 3.5%, 3/15/2027	1,200,000	1,184,302

		$14,354,933

Total Bonds		$463,950,750

CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	3,325	$191,720
NextEra Energy, Inc., 6.371%	4,136	300,770

Total Convertible Preferred Stocks		$492,490

PREFERRED STOCKS – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA (a)	15,860	$2,085,171

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 1.71% (v)	25,153,806	$25,151,291

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counterparty	Notional Amount	Number of Contracts

PURCHASED OPTIONS – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – June 2018 @ $1,270	Put	Goldman Sachs International	$5,047,109	33	$23,760

OTHER ASSETS, LESS LIABILITIES – (0.5)%					(3,856,678)

Net Assets – 100.0%					$730,710,121

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $25,151,291 and $709,415,508, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,967,836, representing 6.0% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.9% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$863,461	$866,216
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16 - 2/03/17	224,396	263,789
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	680,252	659,829
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	387,965	429,636
Total Restricted Securities			$2,219,470
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 3/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	2,393,273	USD	2,930,000	Goldman Sachs International	4/20/2018	$18,137
EUR	6,001,208	USD	7,378,515	Morgan Stanley Capital Services, Inc.	4/19/2018	13,503
GBP	1,854,691	USD	2,592,580	JPMorgan Chase Bank	4/20/2018	11,314
JPY	964,183,211	USD	9,068,000	JPMorgan Chase Bank	4/20/2018	2,294
KRW	6,289,505,000	USD	5,893,507	JPMorgan Chase Bank	6/19/2018	23,070
MXN	23,672,081	USD	1,279,814	JPMorgan Chase Bank	5/25/2018	11,827
NOK	50,989,777	USD	6,476,000	Goldman Sachs International	4/20/2018	31,969
NZD	833,777	USD	602,000	Goldman Sachs International	4/20/2018	556
USD	4,924,499	EUR	3,975,344	Citibank N.A.	5/25/2018	15,236
USD	425,772	GBP	302,000	Citibank N.A.	5/25/2018	1,190
USD	234,841	SEK	1,951,000	Citibank N.A.	5/25/2018	325
USD	2,029,822	AUD	2,627,000	Deutsche Bank AG	5/25/2018	12,023
USD	3,101,183	CAD	3,988,125	Deutsche Bank AG	5/25/2018	2,653
USD	2,047,625	EUR	1,637,301	Deutsche Bank AG	5/25/2018	25,677
USD	95,067,072	EUR	76,502,267	Goldman Sachs International	4/20/2018	828,271
USD	13,796,000	NZD	18,979,540	Goldman Sachs International	4/20/2018	79,816
USD	11,955,000	SEK	98,528,582	Goldman Sachs International	4/20/2018	141,433
USD	478,130	JPY	50,000,000	Goldman Sachs International	6/8/2018	6,228
USD	25,780,000	AUD	33,240,712	JPMorgan Chase Bank	4/20/2018	249,754
USD	14,258,125	CAD	18,197,905	JPMorgan Chase Bank	4/20/2018	128,138
USD	42,785,821	CHF	39,912,607	JPMorgan Chase Bank	4/20/2018	982,085
USD	1,239,527	DKK	7,422,872	JPMorgan Chase Bank	4/20/2018	12,949
USD	40,392,491	EUR	32,496,728	JPMorgan Chase Bank	4/20/2018	361,616
USD	723,880	ILS	2,517,156	JPMorgan Chase Bank	4/20/2018	5,504
USD	3,167,510	AUD	4,100,947	JPMorgan Chase Bank	5/25/2018	17,571

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	78,244	ZAR	929,865	JPMorgan Chase Bank	6/8/2018	$392
USD	7,753,550	AUD	10,037,348	Merrill Lynch International	5/25/2018	43,859

						$3,027,390

Liabilitiy Derivatives
AUD	8,294,399	USD	6,532,826	JPMorgan Chase Bank	4/20/2018	$(162,383)
CAD	765,314	USD	595,812	Deutsche Bank AG	5/25/2018	(1,210)
CAD	11,169,175	USD	8,726,000	JPMorgan Chase Bank	4/20/2018	(53,557)
CHF	2,902,000	USD	3,088,795	Brown Brothers Harriman Co.	5/25/2018	(40,607)
CHF	3,028,638	USD	3,219,000	JPMorgan Chase Bank	4/20/2018	(46,860)
CZK	9,851,000	USD	485,962	Deutsche Bank AG	9/5/2018	(4,855)
DKK	10,281,079	USD	1,710,376	Barclays Bank PLC	4/30/2018	(10,257)
EUR	5,239,891	USD	6,506,000	Goldman Sachs International	4/20/2018	(51,276)
EUR	14,728,348	USD	18,272,136	Goldman Sachs International	5/25/2018	(83,690)
EUR	109,183	USD	134,834	JPMorgan Chase Bank	5/25/2018	(2)
GBP	3,955,188	USD	5,642,353	Deutsche Bank AG	5/25/2018	(81,749)
GBP	3,508,051	USD	4,966,000	JPMorgan Chase Bank	4/20/2018	(40,871)
ILS	2,860,000	USD	821,380	Citibank N.A.	5/25/2018	(3,458)
JPY	4,448,980,262	USD	42,368,736	Goldman Sachs International	5/25/2018	(422,539)
JPY	1,181,412,085	USD	11,187,000	JPMorgan Chase Bank	4/20/2018	(73,184)
NOK	175,318,669	USD	22,503,284	Goldman Sachs International	4/20/2018	(126,868)
NOK	5,402,284	USD	704,369	Goldman Sachs International	5/25/2018	(14,135)
NOK	54,923,363	USD	7,023,369	JPMorgan Chase Bank	4/20/2018	(13,345)
NZD	3,124,437	USD	2,268,354	Deutsche Bank AG	5/25/2018	(10,736)
NZD	3,501,711	USD	2,555,304	Goldman Sachs International	4/20/2018	(24,678)
PLN	4,992,931	USD	1,474,515	JPMorgan Chase Bank	5/25/2018	(14,755)
RUB	31,226,000	USD	545,085	JPMorgan Chase Bank	4/23/2018	(1,231)
SEK	19,590,522	USD	2,404,970	Deutsche Bank AG	5/25/2018	(50,131)
SEK	60,336,326	USD	7,613,935	Goldman Sachs International	4/20/2018	(379,616)
SGD	1,350,000	USD	1,031,657	JPMorgan Chase Bank	5/25/2018	(851)
THB	56,941,650	USD	1,836,087	JPMorgan Chase Bank	5/16/2018	(9,690)
USD	236,172	AUD	308,000	Citibank N.A.	5/25/2018	(403)
USD	798,085	JPY	85,000,000	Deutsche Bank AG	5/25/2018	(3,319)
USD	2,306,165	EUR	1,869,810	Goldman Sachs International	5/25/2018	(2,916)
USD	8,148,000	GBP	5,900,547	JPMorgan Chase Bank	4/20/2018	(136,075)
USD	57,104,604	JPY	6,213,454,887	JPMorgan Chase Bank	4/20/2018	(1,346,799)
USD	938,609	SGD	1,238,213	JPMorgan Chase Bank	4/20/2018	(6,131)
USD	5,173,343	KRW	5,538,321,930	JPMorgan Chase Bank	6/19/2018	(36,592)
USD	5,478,956	CAD	7,070,374	Merrill Lynch International	5/25/2018	(14,294)

						$(3,269,063)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	100	$12,993,549	April - 2018	$253,091
FTSE 100 Index	Short	GBP	92	9,026,935	June - 2018	126,890
FTSE JSE Index	Short	ZAR	450	18,771,619	June - 2018	1,151,089
Hang Seng Index	Long	HKD	108	20,676,210	April - 2018	225,510
IBOV Index	Long	BRL	521	13,517,168	April - 2018	267,058
MSCI Singapore Index	Long	SGD	683	20,534,539	April - 2018	357,542

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Equity Futures – continued
MSCI Taiwan Index	Long	USD	396	$16,144,920	April - 2018	$172,704
OMX Index	Short	SEK	417	7,611,057	April - 2018	171,512
Russell 2000 Index	Short	USD	122	9,340,320	June - 2018	283,283
S&P/ASX 200 Index	Short	AUD	67	7,379,268	June - 2018	252,396
S&P/TSX 60 Index	Short	CAD	71	9,985,796	June - 2018	98,097

						$3,359,172

Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	48	$4,778,507	June - 2018	$81,890
German Euro Bund 10 yr	Long	EUR	256	50,219,672	June - 2018	751,968
U.S. Treasury Ultra Bond	Long	USD	21	3,369,844	June - 2018	106,398

						$940,256

						$4,299,428

Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	5,064	$18,046,749	April - 2018	$(462,383)
CAC 40 Index	Long	EUR	254	16,109,577	April - 2018	(411,670)
DAX Index	Short	EUR	35	13,048,381	June - 2018	(117,093)
FTSE/MIB Index	Long	EUR	163	22,014,831	June - 2018	(397,017)
Hang Seng China Enterprises Index	Short	HKD	143	10,974,421	April - 2018	(149,343)
IBEX Index	Short	EUR	45	5,299,651	April - 2018	(36,797)
KOSPI 200 Index	Short	KRW	103	7,626,677	June - 2018	(181,302)
Mexican Bolsa Index	Long	MXN	322	8,211,531	June - 2018	(512,579)
Nifty Index	Short	USD	954	19,542,690	April - 2018	(384,678)
S&P 500 Index	Short	USD	12	1,585,800	June - 2018	(18,186)
Topix Index	Short	JPY	52	8,388,516	June - 2018	(61,249)

						$(2,732,297)

Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	79	$8,171,949	June - 2018	$(55,432)
Japan Government Bond 10 yr	Short	JPY	24	34,006,673	June - 2018	(2,594)
Long Gilt 10 yr	Short	GBP	88	15,163,856	June - 2018	(234,896)
U.S. Treasury Bond 30 yr	Short	USD	10	1,466,250	June - 2018	(33,599)
U.S. Treasury Note 10 yr	Short	USD	128	15,506,000	June - 2018	(131,622)
U.S. Treasury Ultra 10 yr	Short	USD	171	22,205,953	June - 2018	(289,183)

						$(747,326)

						$(3,479,623)

At March 31, 2018, the fund had cash collateral of $311,293 and other liquid securities with an aggregate value of $17,311,857 to cover collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$129,135,385	$324,530	$—	$129,459,915
Switzerland	19,787,268	—	—	19,787,268
United Kingdom	18,669,903	—	—	18,669,903
Japan	17,497,048	—	—	17,497,048
France	12,906,359	—	—	12,906,359
Canada	8,377,832	—	—	8,377,832
Germany	7,455,438	—	—	7,455,438
Taiwan	6,476,123	—	—	6,476,123
Netherlands	5,889,583	—	—	5,889,583
Other Countries	8,064,566	10,880,725	—	18,945,291
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	75,302,527	—	75,302,527
Non-U.S. Sovereign Debt	—	185,414,645	—	185,414,645
Municipal Bonds	—	908,036	—	908,036
U.S. Corporate Bonds	—	77,937,220	—	77,937,220
Residential Mortgage-Backed Securities	—	49,621,601	—	49,621,601
Commercial Mortgage-Backed Securities	—	5,518,465	—	5,518,465
Asset-Backed Securities (including CDOs)	—	12,443,074	—	12,443,074
Foreign Bonds	—	56,805,180	—	56,805,180
Mutual Funds	25,151,291	—	—	25,151,291
Total	$259,410,796	$475,156,003	$—	$734,566,799

Other Financial Instruments
Futures Contracts – Assets	$3,821,522	$477,906	$—	$4,299,428
Futures Contracts – Liabilities	(3,330,280)	(149,343)	—	(3,479,623)
Forward Foreign Currency Exchange Contracts – Assets	—	3,027,390	—	3,027,390
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,269,063)	—	(3,269,063)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $8,805,465 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $20,509,512 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		71,788,272	58,698,052	(105,332,518)	25,153,806

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,345)	$1,297	$—	$140,730	$25,151,291

Supplemental Information (unaudited) – continued

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:

United States	50.4%
Germany	8.0%
Italy	7.8%
France	7.6%
Switzerland	3.3%
Singapore	3.2%
Japan	3.2%
Hong Kong	3.1%
Taiwan	3.1%
Other Countries	10.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report

March 31, 2018

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 100.1%
Agency – Other – 2.1%
Financing Corp., 9.8%, 4/06/2018	$7,760,000	$7,768,000
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,031,247

		$11,799,247

Asset-Backed & Securitized – 4.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.881% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$2,277,000	$2,276,130
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.884% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	2,306,000	2,305,649
Cent CLO LP, 2014-21A, “A1”, FLR, 2.97% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	2,454,095	2,453,853
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,522,492
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,407,917
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	144,158
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.881% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)	1,537,212	1,536,740
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 2.376% (LIBOR-1mo. + 0.6%), 8/15/2020	960,000	961,775
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	1,957,784
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	414,780
TICP CLO Ltd., FLR, 2.924% (LIBOR-3mo. + 1.18%), 1/20/2027 (n)	2,261,352	2,260,669
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	968,000	961,265
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	1,942,542
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	906,558
West CLO Ltd. 2013-1A, “A1AR”, FLR, 2.953% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	1,387,592	1,387,705

		$22,440,017

Automotive – 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,013,231
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	221,359

		$1,234,590

Issuer	Shares/Par	Value ($)
BONDS – continued
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,239,677

Chemicals – 0.3%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$1,628,972

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$534,000

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,671,143

Consumer Products – 0.5%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,280,877
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,311,000	1,249,451

		$2,530,328

Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,000,000	$1,984,000

Local Authorities – 1.7%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,114,000	$3,429,307
Philadelphia, PA, School District Rev., “A”, 5.995%, 9/01/2030	960,000	1,147,027
State of California (Build America Bonds), 7.6%, 11/01/2040	1,935,000	2,993,329
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,715,843

		$9,285,506

Major Banks – 0.8%
JPMorgan Chase & Co., 2.295%, 8/15/2021	$1,567,000	$1,523,269
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	2,387,000	2,360,970
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	565,000	558,001

		$4,442,240

Mortgage-Backed – 49.3%
Fannie Mae, 2.28%, 11/01/2026	$265,667	$251,279
Fannie Mae, 3.843%, 6/01/2018	100,773	100,627
Fannie Mae, 5.6%, 1/01/2019	365,095	371,551
Fannie Mae, 5.1%, 3/01/2019	173,485	175,178
Fannie Mae, 5%, 4/01/2019 - 3/01/2041	6,228,879	6,707,547
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	8,546,023	9,368,870
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	17,876,078	18,863,772
Fannie Mae, 4.783%, 8/01/2019	1,362,944	1,398,604
Fannie Mae, 5.05%, 8/01/2019	293,919	301,433
Fannie Mae, 4.67%, 9/01/2019	501,070	514,883
Fannie Mae, 1.99%, 10/01/2019	932,820	931,253
Fannie Mae, 4.14%, 8/01/2020	418,987	430,872
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	1,042,434	1,165,697

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.56%, 10/01/2021	$230,406	$226,128
Fannie Mae, 2.67%, 3/01/2022	443,848	440,710
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,547,270
Fannie Mae, 2.73%, 4/01/2023	501,052	496,753
Fannie Mae, 2.41%, 5/01/2023	632,315	617,676
Fannie Mae, 2.55%, 5/01/2023	544,293	535,127
Fannie Mae, 2.59%, 5/01/2023	346,815	341,579
Fannie Mae, 4.5%, 5/01/2025	100,756	105,066
Fannie Mae, 2.597%, 12/25/2026	1,032,000	985,184
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	876,057	980,807
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	13,637,256	13,450,813
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	39,062,748	40,349,792
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	26,399,054	26,503,762
Fannie Mae, 2%, 5/25/2044	922,911	886,286
Fannie Mae, FLR, 2.221% (LIBOR-1mo. + 0.35%), 5/25/2018	58,510	58,520
Freddie Mac, 0.302%, 1/25/2028 (i)	17,649,138	492,356
Freddie Mac, 5%, 9/01/2018 - 6/01/2040	1,239,453	1,329,223
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,496,016
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,791,883
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,726,867
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	2,836,976	3,160,718
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,858,317
Freddie Mac, 4.186%, 8/25/2019	814,000	829,395
Freddie Mac, 1.869%, 11/25/2019	2,896,692	2,867,471
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,484,440
Freddie Mac, 2.313%, 3/25/2020	1,511,000	1,499,520
Freddie Mac, 4.224%, 3/25/2020	1,906,580	1,955,717
Freddie Mac, 3.808%, 8/25/2020	999,000	1,022,078
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,333,383
Freddie Mac, 2.455%, 3/25/2022	1,140,884	1,128,606
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	2,061,967	2,266,075
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,605,247
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	3,126,547	3,298,163
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,289,526
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,030,164
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,550,181
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,406,044	4,457,456
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,293,178
Freddie Mac, 2.454%, 8/25/2023	1,469,000	1,432,295
Freddie Mac, 0.883%, 4/25/2024 (i)	16,711,898	737,790
Freddie Mac, 0.618%, 7/25/2024 (i)	17,882,837	582,505
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,704,636
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,837,770
Freddie Mac, 2.811%, 1/25/2025	3,025,000	2,982,814
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,131,161
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,734,278	2,827,750
Freddie Mac, 3.01%, 7/25/2025	904,000	900,152
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,586,519
Freddie Mac, 3.224%, 3/25/2027	2,380,000	2,381,655
Freddie Mac, 3.243%, 4/25/2027	2,062,000	2,064,561
Freddie Mac, 3.117%, 6/25/2027	1,490,000	1,474,714

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 0.579%, 7/25/2027 (i)	$30,060,467	$1,400,989
Freddie Mac, 3.194%, 7/25/2027	2,152,000	2,149,165
Freddie Mac, 0.437%, 8/25/2027 (i)	25,219,481	891,448
Freddie Mac, 3.187%, 9/25/2027	1,557,000	1,549,948
Freddie Mac, 3.286%, 11/25/2027	2,115,000	2,118,681
Freddie Mac, 3.444%, 12/25/2027	722,000	732,004
Freddie Mac, 0.426%, 1/25/2028 (i)	42,860,000	1,154,738
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	562,184	636,812
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	30,940,856	31,098,570
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	16,960,468	16,617,300
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,883,195	2,066,222
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	4,423,237	4,669,744
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	899,490	934,751
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	6,125,024	6,215,508
Ginnie Mae, 6.158%, 4/20/2058	36,698	39,225
Ginnie Mae, 0.658%, 2/16/2059 (i)	2,345,093	148,433

		$273,940,879

Network & Telecom – 0.2%
AT&T, Inc., 3.4%, 8/14/2024	$1,198,000	$1,203,486

Other Banks & Diversified Financials – 0.6%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,460,132
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,583,798

		$3,043,930

Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$600,919

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,286,160

Tobacco – 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,283,000	$1,240,587

U.S. Government Agencies and Equivalents – 5.4%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,437,293
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,516,306
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,122,686
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,807,622
Federal Home Loan Bank, 2.375%, 3/30/2020	5,500,000	5,501,309
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,196,443
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	591,649
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	766,315
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,299,929

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.35%, 4/01/2021	$58,716	$60,649
Small Business Administration, 6.34%, 5/01/2021	70,546	72,829
Small Business Administration, 6.44%, 6/01/2021	132,556	136,931
Small Business Administration, 6.625%, 7/01/2021	130,994	135,654
Small Business Administration, 6.07%, 3/01/2022	91,246	94,777
Small Business Administration, 4.98%, 11/01/2023	155,931	162,444
Small Business Administration, 4.77%, 4/01/2024	350,121	360,612
Small Business Administration, 5.52%, 6/01/2024	153,299	159,696
Small Business Administration, 4.99%, 9/01/2024	24,194	25,183
Small Business Administration, 5.11%, 4/01/2025	237,562	246,665
Small Business Administration, 2.21%, 2/01/2033	903,415	878,317
Small Business Administration, 2.22%, 3/01/2033	1,573,225	1,531,459
Small Business Administration, 3.15%, 7/01/2033	1,466,314	1,481,647
Small Business Administration, 3.16%, 8/01/2033	801,830	810,945
Small Business Administration, 3.62%, 9/01/2033	527,419	541,708
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,885,853

		$29,824,921

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – 33.2%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$204,063
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,420,129
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,328,682
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,425,832
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	424,210
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,387,500	4,253,506
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,411,883
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	13,299,030
U.S. Treasury Bonds, 2.5%, 2/15/2045	21,059,000	19,186,979
U.S. Treasury Bonds, 2.875%, 11/15/2046	5,178,000	5,067,104
U.S. Treasury Notes, 1.75%, 11/30/2021	11,000,000	10,717,478
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,472,612
U.S. Treasury Notes, 1.375%, 9/30/2019	26,885,000	26,538,196
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,051,145
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,496,808
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	1,940,146
U.S. Treasury Notes, 1.75%, 5/15/2022	18,594,000	18,041,738
U.S. Treasury Notes, 2.5%, 8/15/2023	28,069,000	27,926,022
U.S. Treasury Notes, 2.5%, 5/15/2024	14,369,000	14,241,822
U.S. Treasury Notes, 2%, 8/15/2025	438,000	417,144
U.S. Treasury Notes, 2%, 11/15/2026	4,554,000	4,291,988
U.S. Treasury Notes, 2.75%, 2/15/2028	3,000,000	2,999,266

		$184,155,783

Utilities – Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,481,006

Total Bonds		$555,567,391

INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.71% (v)	3,720,528	$3,720,156

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(4,158,153)

Net Assets – 100.0%		$555,129,394

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,720,156 and $555,567,391, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,431,282, representing 3.3% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31,2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$225,779,951	$—	$225,779,951
Non-U.S. Sovereign Debt	—	1,286,160	—	1,286,160
Municipal Bonds	—	9,285,506	—	9,285,506
U.S. Corporate Bonds	—	12,679,573	—	12,679,573
Residential Mortgage-Backed Securities	—	273,940,876	—	273,940,876
Commercial Mortgage-Backed Securities	—	9,257,500	—	9,257,500
Asset-Backed Securities (including CDOs)	—	13,182,521	—	13,182,521
Foreign Bonds	—	10,155,304	—	10,155,304
Mutual Funds	3,720,156	—	—	3,720,156
Total	$3,720,156	$555,567,391	$—	$559,287,547

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
		36,877,651	30,885,516	(64,042,639)	3,720,528

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
	$(599)	$(464)	$—	$54,095	$3,720,156

5

Quarterly Report

March 31, 2018

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 95.1%
Aerospace – 1.7%
Dae Funding LLC, 5%, 8/01/2024 (n)		$2,215,000	$2,095,911
KLX, Inc., 5.875%, 12/01/2022 (n)		2,140,000	2,204,842
TransDigm, Inc., 6%, 7/15/2022		390,000	397,800
TransDigm, Inc., 6.5%, 7/15/2024		1,155,000	1,183,875
TransDigm, Inc., 6.375%, 6/15/2026		1,160,000	1,168,700

			$7,051,128

Asset-Backed & Securitized – 0.0%
Crest Ltd., CDO, 7% (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		$1,712,677	$190,964
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.052% (0% cash or 3.052% PIK), (LIBOR – 3mo. + 1.3%), 4/26/2050 (a)(p)(z)		1,159,552	116

			$191,080

Automotive – 1.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$3,009,000	$2,982,671
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,945,000	1,874,494

			$4,857,165

Broadcasting – 3.4%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$1,535,000	$1,657,800
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		530,000	570,081
Match Group, Inc., 6.375%, 6/01/2024		1,825,000	1,941,344
Meredith Corp., 6.875%, 2/01/2026 (n)		1,460,000	1,498,325
Netflix, Inc., 5.875%, 2/15/2025		2,070,000	2,168,325
Netflix, Inc., 3.625%, 5/15/2027	EUR	800,000	967,498
Netflix, Inc., 4.375%, 11/15/2026		$700,000	661,500
Netflix, Inc., 4.875%, 4/15/2028 (n)		450,000	432,720
Sinclair Television Group Co., 5.125%, 2/15/2027 (n)		2,215,000	2,054,413
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,595,000	1,583,038
WMG Acquisition Corp., 5%, 8/01/2023 (n)		525,000	525,656
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		300,000	301,500

			$14,362,200

Building – 4.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,825,000	$1,875,188
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,210,000	1,152,525
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,735,000	1,821,750

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – continued
Gibraltar Industries, Inc., 6.25%, 2/01/2021	$1,515,000	$1,533,938
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	310,000	303,800
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	1,420,000	1,377,400
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	1,710,000	1,833,975
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	997,000	998,246
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,375,000	1,433,438
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,730,000	1,751,625
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,265,000	1,296,625
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,840,000	1,876,800

		$17,255,310

Business Services – 4.0%
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	$765,000	$765,000
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	1,540,000	1,570,800
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	1,270,000	1,304,925
CDK Global, Inc., 4.875%, 6/01/2027 (n)	2,585,000	2,488,063
Equinix, Inc., 5.375%, 4/01/2023	1,145,000	1,169,331
Equinix, Inc., 5.375%, 1/01/2022	320,000	329,600
Equinix, Inc., 5.75%, 1/01/2025	335,000	348,400
Equinix, Inc., 5.875%, 1/15/2026	1,045,000	1,089,413
First Data Corp., 5%, 1/15/2024 (n)	3,085,000	3,085,000
MSCI, Inc., 4.75%, 8/01/2026 (n)	1,615,000	1,598,850
Travelport Worldwide Ltd., 6%, 3/15/2026 (z)	1,605,000	1,611,019
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	1,695,000	1,637,794

		$16,998,195

Cable TV – 7.0%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$1,695,000	$1,678,050
Altice Financing S.A., 7.5%, 5/15/2026 (n)	640,000	627,200
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	1,340,000	1,306,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	3,390,000	3,394,238
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	565,000	556,525
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	1,515,000	1,507,440
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022	250,000	253,753

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$1,395,000	$1,415,925
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	2,585,000	2,475,138
DISH DBS Corp., 5.875%, 11/15/2024	750,000	668,438
DISH DBS Corp., 5%, 3/15/2023	560,000	505,400
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	905,000	733,050
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	440,000	462,550
Lynx II Corp., 6.375%, 4/15/2023 (n)	735,000	746,025
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	770,000	757,719
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	1,605,000	1,653,150
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	950,000	942,875
Telenet Finance Lux S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,530,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	1,865,000	1,955,919
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,660,000	2,606,800
Videotron Ltd., 5.375%, 6/15/2024 (n)	455,000	469,788
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	191,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	955,000	919,188
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,080,000	1,965,600

		$29,322,771

Chemicals – 2.2%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$1,875,000	$1,882,031
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,385,000	1,450,788
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	2,070,000	2,278,863
PolyOne Corp., 5.25%, 3/15/2023	1,565,000	1,604,125
SPCM S.A., 4.875%, 9/15/2025 (n)	2,060,000	2,000,775

		$9,216,582

Computer Software – 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$935,000	$1,006,362
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	1,485,000	1,520,269
Nuance Communications Co., 5.625%, 12/15/2026	795,000	781,088
VeriSign, Inc., 4.625%, 5/01/2023	1,620,000	1,617,489
VeriSign, Inc., 5.25%, 4/01/2025	525,000	532,875
VeriSign, Inc., 4.75%, 7/15/2027	502,000	480,665

		$5,938,748

Computer Software – Systems – 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$815,000	$849,882
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	510,000	507,450

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – continued
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	$1,900,000	$1,966,500
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	1,990,000	2,007,413
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,525,000	1,606,588

		$6,937,833

Conglomerates – 3.7%
Amsted Industries Co., 5%, 3/15/2022 (n)	$2,500,000	$2,506,250
Apex Tool Group LLC, 9%, 2/15/2023 (n)	1,255,000	1,255,000
EnerSys, 5%, 4/30/2023 (n)	3,100,000	3,150,375
Enpro Industries, Inc., 5.875%, 9/15/2022	2,035,000	2,103,681
Entegris, Inc., 4.625%, 2/10/2026 (n)	1,890,000	1,842,958
Gates Global LLC, 6%, 7/15/2022 (n)	872,000	886,170
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	1,945,000	1,979,038
TriMas Corp., 4.875%, 10/15/2025 (n)	2,020,000	1,954,350

		$15,677,822

Construction – 1.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$178,037
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	161,400
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	1,605,000	1,621,050
Toll Bros. Finance Corp., 4.35%, 2/15/2028	1,810,000	1,696,875
Toll Brothers, Inc., 4.875%, 11/15/2025	520,000	513,500

		$4,170,862

Consumer Products – 1.6%
Coty, Inc., 6.5%, 4/15/2026 (z)	$1,995,000	$2,004,975
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	1,305,000	1,314,788
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	1,240,000	1,267,900
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,905,000	1,943,100

		$6,530,763

Consumer Services – 1.9%
Interval Acquisition Corp., 5.625%, 4/15/2023	$2,700,000	$2,760,750
Matthews International Corp., 5.25%, 12/01/2025 (n)	1,515,000	1,492,275
Service Corp. International, 4.625%, 12/15/2027	920,000	887,800
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,645,000	1,591,538
West Corp., 8.5%, 10/15/2025 (n)	1,435,000	1,388,363

		$8,120,726

Containers – 4.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$2,200,000	$2,257,750
Berry Global Group, Inc., 6%, 10/15/2022	500,000	516,250
Crown American LLC, 4.5%, 1/15/2023	1,477,000	1,465,923
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	555,000	536,963

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	$1,080,000	$999,000
Multi-Color Corp., 6.125%, 12/01/2022 (n)	2,124,000	2,187,720
Reynolds Group, 5.125%, 7/15/2023 (n)	1,260,000	1,272,222
Reynolds Group, 7%, 7/15/2024 (n)	1,265,000	1,324,297
Reynolds Group, 5.75%, 10/15/2020	741,367	750,634
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	1,969,500
Sealed Air Corp., 5.125%, 12/01/2024 (n)	365,000	371,351
Sealed Air Corp., 5.5%, 9/15/2025 (n)	420,000	434,700
Signode Industrial Group, 6.375%, 5/01/2022 (n)	1,335,000	1,373,381
Silgan Holdings, Inc., 5.5%, 2/01/2022	185,000	188,238
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,385,000	1,343,450
W/S Packaging Group, Inc., 9%, 4/15/2023 (z)	1,090,000	1,106,350

		$18,097,729

Electrical Equipment – 0.7%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$505,000	$515,731
CommScope Technologies LLC, 5%, 3/15/2027 (n)	2,405,000	2,284,750

		$2,800,481

Electronics – 0.7%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$835,000	$872,575
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,080,000	2,048,800

		$2,921,375

Energy – Independent – 6.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$2,570,000	$2,676,013
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	2,035,000	2,014,650
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	775,000	785,075
Diamondback Energy, Inc., 5.375%, 5/31/2025	2,505,000	2,543,828
Gulfport Energy Corp., 6%, 10/15/2024	1,445,000	1,370,944
Gulfport Energy Corp., 6.375%, 5/15/2025	730,000	702,625
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	1,965,000	1,852,013
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,560,000	2,560,000
PDC Energy, Inc., 6.125%, 9/15/2024	2,475,000	2,524,500
QEP Resources, Inc., 5.25%, 5/01/2023	2,325,000	2,237,906
QEP Resources, Inc., 5.625%, 3/01/2026	805,000	759,719
Seven Generations Energy, 6.75%, 5/01/2023 (n)	1,695,000	1,754,325
Seven Generations Energy, 5.375%, 9/30/2025 (n)	1,120,000	1,069,600
SM Energy Co., 6.75%, 9/15/2026	2,395,000	2,371,050
SRC Energy, Inc., 6.25%, 12/01/2025 (n)	1,600,000	1,604,000

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Independent – continued
WPX Energy, Inc., 6%, 1/15/2022	$1,635,000	$1,679,963

		$28,506,211

Entertainment – 2.0%
Cedar Fair LP, 5.375%, 6/01/2024	$515,000	$522,081
Cedar Fair LP, 5.375%, 4/15/2027 (n)	745,000	737,550
Cinemark USA, Inc., 4.875%, 6/01/2023	1,450,000	1,431,585
Cinemark USA, Inc., 5.125%, 12/15/2022	1,205,000	1,226,088
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (z)	1,250,000	1,265,625
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	3,375,000	3,286,406

		$8,469,335

Financial Institutions – 1.8%
Aircastle Ltd., 5.125%, 3/15/2021	$505,000	$517,625
Aircastle Ltd., 5.5%, 2/15/2022	1,110,000	1,157,175
Navient Corp., 7.25%, 9/25/2023	1,225,000	1,280,125
Navient Corp., 7.25%, 1/25/2022	1,575,000	1,663,594
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,960,000	2,871,200

		$7,489,719

Food & Beverages – 3.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,620,000	$1,567,350
Aramark Services, Inc., 5%, 2/01/2028 (n)	1,135,000	1,110,881
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	2,185,000	2,157,688
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	530,000	508,800
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,835,000	1,789,676
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,175,000	1,164,719
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	750,000	743,438
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	1,845,000	1,734,300
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	1,920,000	1,987,200
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,055,000	2,101,238

		$14,865,290

Forest & Paper Products – 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$687,000	$69

Gaming & Lodging – 3.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,600,000	$1,616,000
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,665,000	1,724,890
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	263,900
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,995,000	1,992,506
MGM Resorts International, 6.625%, 12/15/2021	1,475,000	1,591,156
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,940,000	1,954,550

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – continued
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	$920,000	$922,300
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (z)	1,305,000	1,314,788
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	835,000	814,125
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	660,000	646,800

		$12,841,015

Industrial – 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$1,420,000	$1,475,025
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	2,215,000	2,203,925

		$3,678,950

Insurance – 0.3%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$1,330,000	$1,313,375

Insurance – Health – 0.5%
Centene Corp., 5.625%, 2/15/2021	$925,000	$950,438
Centene Corp., 6.125%, 2/15/2024	1,240,000	1,290,468

		$2,240,906

Insurance – Property & Casualty – 0.3%
Hub International Holdings, Inc., 7.875%, 10/01/2021 (z)	$1,020,000	$1,055,700

Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,730,000	$1,799,200

Major Banks – 0.9%
Bank of America Corp., 5.875%, to 3/15/2028, FLR to 12/31/2059	$1,555,000	$1,564,810
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049	2,245,000	2,365,669

		$3,930,479

Medical & Health Technology & Services – 5.3%
DaVita, Inc., 5.125%, 7/15/2024	$620,000	$605,275
DaVita, Inc., 5%, 5/01/2025	1,740,000	1,681,797
HCA, Inc., 5%, 3/15/2024	2,210,000	2,232,100
HCA, Inc., 5.375%, 2/01/2025	925,000	927,313
HCA, Inc., 7.5%, 2/15/2022	2,030,000	2,230,463
HCA, Inc., 5.875%, 3/15/2022	845,000	890,419
HealthSouth Corp., 5.125%, 3/15/2023	1,735,000	1,756,688
HealthSouth Corp., 5.75%, 11/01/2024	500,000	508,125
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,745,000	1,735,629
NVA Holdings, Inc., 6.875%, 4/01/2026 (z)	625,000	629,688
Polaris, 8.5%, 12/01/2022 (n)	1,455,000	1,484,115
Quorum Health Corp., 11.625%, 4/15/2023	1,055,000	1,115,663
Tenet Healthcare Corp., 8.125%, 4/01/2022	1,355,000	1,412,588
Tenet Healthcare Corp., 6.75%, 6/15/2023	880,000	861,300
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	1,535,000	1,475,519

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc., 7.625%, 8/15/2020	$1,685,000	$1,697,638
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,300,000	1,238,250

		$22,482,570

Medical Equipment – 0.7%
Teleflex, Inc., 5.25%, 6/15/2024	$1,360,000	$1,390,600
Teleflex, Inc., 4.875%, 6/01/2026	855,000	846,450
Teleflex, Inc., 4.625%, 11/15/2027	925,000	890,322

		$3,127,372

Metals & Mining – 5.5%
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	$428,000	$406,600
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	1,155,000	1,157,888
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,475,000	1,452,875
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	835,000	806,944
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	3,229,000	3,463,103
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	785,000	745,978
Kaiser Aluminum Corp., 5.875%, 5/15/2024	1,820,000	1,883,700
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	1,335,000	1,307,366
Kinross Gold Corp., 5.95%, 3/15/2024	1,010,000	1,083,225
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	840,000	887,250
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	2,040,000	2,080,800
Novelis Corp., 5.875%, 9/30/2026 (n)	2,545,000	2,506,825
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,250,000	1,250,000
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	470,813
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	990,795
Steel Dynamics, Inc., 5.5%, 10/01/2024	1,110,000	1,144,632
TMS International Corp., 7.25%, 8/15/2025 (n)	1,530,000	1,595,025

		$23,233,819

Midstream – 4.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,555,000	$2,599,713
DCP Midstream LP, 4.95%, 4/01/2022	772,000	775,860
DCP Midstream LP, 5.6%, 4/01/2044	815,000	824,169
DCP Midstream LP, 3.875%, 3/15/2023	1,480,000	1,428,200
Energy Transfer Equity LP, 5.875%, 1/15/2024	2,025,000	2,090,813
Energy Transfer Equity LP, 5.5%, 6/01/2027	210,000	210,525
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	3,485,000	3,515,494

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$1,445,000	$1,455,838
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	745,000	741,275
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	3,515,000	3,501,819

		$17,143,706

Network & Telecom – 1.1%
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	$1,445,000	$1,470,288
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	1,060,000	1,097,100
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	2,035,000	1,986,669

		$4,554,057

Oil Services – 1.6%
Bristow Group, Inc., 6.25%, 10/15/2022	$1,659,000	$1,343,790
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	1,815,000	1,433,850
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	830,000	832,075
Ensco PLC, 7.75%, 2/01/2026	1,300,000	1,192,750
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	2,080,000	1,939,600

		$6,742,065

Oils – 0.4%
Parkland Fuel Corp., 6%, 4/01/2026 (z)	$1,860,000	$1,869,300

Pharmaceuticals – 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$805,000	$688,275
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	505,000	404,000
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,605,000	1,402,369
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	1,840,000	1,587,920

		$4,082,564

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 6.25%, 7/15/2041	$115,000	$121,900

Printing & Publishing – 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$1,215,000	$1,214,052

Real Estate – Healthcare – 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$1,815,000	$1,808,194
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	2,215,000	2,171,365

		$3,979,559

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Other – 1.4%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$2,285,000	$2,287,856
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	1,090,000	1,087,275
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021	1,655,000	1,688,100
Starwood Property Trust, Inc., REIT, 4.75%, 3/15/2025 (n)	770,000	750,750

		$5,813,981

Restaurants – 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,545,000	$1,556,588
IRB Holding Corp., 6.75%, 2/15/2026 (n)	1,285,000	1,259,429
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,020,000	2,012,425

		$4,828,442

Retailers – 0.8%
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	$1,685,000	$1,634,450
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	440,000	430,650
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,360,000	1,344,700

		$3,409,800

Specialty Chemicals – 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$1,625,000	$1,714,375
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,585,000	2,665,781

		$4,380,156

Specialty Stores – 0.7%
Group 1 Automotive, Inc., 5%, 6/01/2022	$2,020,000	$2,035,756
PetSmart, Inc., 7.125%, 3/15/2023 (n)	1,295,000	734,913

		$2,770,669

Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$1,570,000	$1,407,113

Telecommunications – Wireless – 4.4%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$1,055,000	$978,513
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,990,000	1,701,450
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	402,000	313,560
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,206,000	1,987,893
SBA Communications Corp., 4%, 10/01/2022 (n)	2,125,000	2,034,688
SBA Communications Corp., 4.875%, 9/01/2024	515,000	505,344
Sprint Corp., 7.875%, 9/15/2023	925,000	944,656
Sprint Corp., 7.125%, 6/15/2024	2,700,000	2,632,500
Sprint Corp., 7.625%, 3/01/2026	550,000	536,938
Sprint Nextel Corp., 6%, 11/15/2022	2,710,000	2,659,188
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	728,013
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,466,250

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
T-Mobile USA, Inc., 5.125%, 4/15/2025	$1,190,000	$1,195,950
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,015,000	1,025,150

		$18,710,093

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 5/01/2025	$1,840,000	$1,784,800
Level 3 Financing, Inc., 5.375%, 1/15/2024	715,000	696,682

		$2,481,482

Transportation – Services – 0.5%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$1,035,000	$816,356
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	395,000	375,250
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,005,000	824,100

		$2,015,706

Utilities – Electric Power – 2.4%
Calpine Corp., 5.5%, 2/01/2024	$1,050,000	$955,500
Calpine Corp., 5.75%, 1/15/2025	1,530,000	1,399,950
Calpine Corp., 5.25%, 6/01/2026 (n)	1,035,000	998,775
Covanta Holding Corp., 5.875%, 3/01/2024	1,305,000	1,278,900
Covanta Holding Corp., 5.875%, 7/01/2025	995,000	965,150
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	407,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,960,000	1,901,200
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	2,100,000	2,147,250

		$10,053,725

Total Bonds		$401,063,150

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – 1.2%
Building – 0.4%
ABC Supply Co., Inc., Term Loan B, 4.27%, 10/31/2023	$1,497,490	$1,499,362

Computer Software – Systems – 0.2%
CDW LLC, Term Loan B, 4%, 8/17/2023	$797,397	$799,058

Conglomerates – 0.1%
Entegris, Inc., Term Loan B, 4.37%, 4/30/2021	$407,047	$408,064

Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 3.88%, 6/23/2022	$473,920	$475,164

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 4.2%, 10/25/2023	$818,943	$822,944

Medical & Health Technology & Services – 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 5.04%, 6/24/2021	$973,524	$980,522

Total Floating Rate Loans		$4,985,114

COMMON STOCKS – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$991,703

INVESTMENT COMPANIES (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 1.71% (v)	10,359,993	$10,358,957

OTHER ASSETS, LESS LIABILITIES – 1.0%		4,239,465

Net Assets – 100.0%		$421,638,389

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,358,957 and $407,039,967, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $218,080,121, representing 51.7% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.052% (0% cash or 3.052% PIK), (LIBOR – 3mo. + 1.3%), 4/26/2050	4/12/06	$1,087,828	$116
Coty, Inc., 6.5%, 4/15/2026	3/28/18	1,995,000	2,004,975
Hub International Holdings, Inc., 7.875%, 10/01/2021	3/07/18-3/13/18	1,056,333	1,055,700
Live Nation Entertainment, Inc., 5.625%, 3/15/2026	3/15/18-3/22/18	1,262,370	1,265,625
NVA Holdings, Inc., 6.875%, 4/01/2026	3/14/18-3/19/18	633,243	629,688
Parkland Fuel Corp., 6%, 4/01/2026	3/16/18-3/20/18	1,863,953	1,869,300
Travelport Worldwide Ltd., 6%, 3/15/2026	3/09/18-3/12/18	1,616,102	1,611,019
W/S Packaging Group, Inc., 9%, 4/15/2023	3/28/18	1,099,400	1,106,350
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026	3/29/18	1,307,875	1,314,788
Total Restricted Securities			$10,857,561
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,013,731	EUR	821,329	Brown Brothers Harriman	4/30/2018	$1,258

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	5	$980,853	June - 2018	$(14,778)
U.S. Treasury Note 10 yr	Short	USD	106	12,840,906	June - 2018	(108,730)

						$(123,508)

At March 31, 2018, the fund had cash collateral of $115,682 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$991,703	$991,703
U.S. Corporate Bonds	—	337,015,437	—	337,015,437
Asset-Backed Securities (including CDOs)	—	191,079	—	191,079
Foreign Bonds	—	63,856,634	—	63,856,634
Floating Rate Loans	—	4,985,114	—	4,985,114
Mutual Funds	10,358,957	—	—	10,358,957
Total	$10,358,957	$406,048,264	$991,703	$417,398,924

Other Financial Instruments
Futures Contracts – Liabilities	$(123,508)	$—	$—	$(123,508)
Forward Foreign Currency Exchange Contracts – Assets	—	1,258	—	1,258

For further information regarding security characteristics, see the Portfolio of Investments.

8

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/17	$991,703
Change in unrealized appreciation (depreciation)	0
Balance as of 3/31/18	$991,703

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2018 is $0. At March 31, 2018, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares /Par Amount
MFS Institutional Money Market Portfolio		10,426,974	28,054,168	(28,121,149)	10,359,993

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(949)	$586	$—	$34,282	$10,358,957

9

Quarterly Report
March 31, 2018
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	123,315	$ 1,507,964
Alcoholic Beverages – 5.9%
AmBev S.A., ADR	128,472	$ 933,991
China Resources Enterprise Ltd.	240,000	1,049,510
Diageo PLC	83,522	2,826,416
Pernod Ricard S.A.	25,692	4,275,620
		$ 9,085,537
Apparel Manufacturers – 5.1%
Burberry Group PLC	53,072	$ 1,262,843
Kering S.A.	5,774	2,762,275
LVMH Moet Hennessy Louis Vuitton SE	12,146	3,739,249
		$ 7,764,367
Broadcasting – 1.7%
Publicis Groupe S.A.	16,009	$ 1,114,528
WPP PLC	91,948	1,460,960
		$ 2,575,488
Business Services – 6.8%
Accenture PLC, “A”	28,005	$ 4,298,768
Brenntag AG	22,064	1,311,279
Compass Group PLC	89,003	1,817,501
Experian Group Ltd.	72,712	1,568,481
Intertek Group PLC	22,905	1,497,525
		$ 10,493,554
Computer Software – 4.7%
Dassault Systems S.A.	12,203	$ 1,657,676
OBIC Co. Ltd.	18,000	1,497,110
SAP AG	39,221	4,100,607
		$ 7,255,393
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	36,060	$ 2,661,314
NICE Systems Ltd., ADR (a)	21,121	1,983,895
		$ 4,645,209
Construction – 1.0%
Toto Ltd.	28,200	$ 1,486,791
Consumer Products – 5.3%
Kao Corp.	20,800	$ 1,560,122
L'Oréal	16,974	3,829,384
Reckitt Benckiser Group PLC	32,934	2,788,096
		$ 8,177,602
Containers – 0.8%
Brambles Ltd.	168,826	$ 1,299,311
Electrical Equipment – 4.2%
Legrand S.A.	11,082	$ 868,603
Mettler-Toledo International, Inc. (a)	2,736	1,573,282
Prysmian S.p.A.	41,738	1,309,591
Schneider Electric S.A.	30,062	2,638,851
		$ 6,390,327
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
MediaTek, Inc.	86,000	$ 1,004,321
Mellanox Technologies Ltd. (a)	7,265	529,255
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	108,426	4,744,722
		$ 6,278,298
Energy - Independent – 1.0%
Caltex Australia Ltd.	29,704	$ 721,299
Oil Search Ltd.	152,618	843,319
		$ 1,564,618
Energy - Integrated – 0.8%
Suncor Energy, Inc.	36,962	$ 1,276,392
Food & Beverages – 5.4%
Danone S.A.	36,101	$ 2,919,757
Nestle S.A.	67,854	5,367,280
		$ 8,287,037
Food & Drug Stores – 1.3%
Sundrug Co. Ltd.	41,700	$ 1,926,183
Gaming & Lodging – 0.8%
Paddy Power Betfair PLC	12,308	$ 1,260,574
Insurance – 3.0%
AIA Group Ltd.	537,600	$ 4,589,423
Internet – 4.3%
Alibaba Group Holding Ltd., ADR (a)	21,642	$ 3,972,173
Baidu, Inc., ADR (a)	9,183	2,049,554
NAVER Corp.	891	662,043
		$ 6,683,770
Leisure & Toys – 0.4%
BANDAI NAMCO Holdings, Inc.	16,900	$ 555,101
Machinery & Tools – 1.5%
GEA Group AG	30,216	$ 1,284,544
Ritchie Bros. Auctioneers, Inc.	31,296	983,807
		$ 2,268,351
Major Banks – 2.6%
HSBC Holdings PLC	170,033	$ 1,587,354
UBS AG	133,112	2,338,511
		$ 3,925,865
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	20,716	$ 2,115,160
Medical Equipment – 4.5%
Essilor International S.A.	21,094	$ 2,844,679
QIAGEN N.V. (a)	43,384	1,401,273
Terumo Corp.	49,900	2,621,503
		$ 6,867,455
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	230,000	$ 803,297

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B” (l)	153,976	$ 975,881
Other Banks & Diversified Financials – 6.8%
Aeon Credit Service Co. Ltd.	55,900	$ 1,284,484
Credicorp Ltd.	4,323	981,494
DBS Group Holdings Ltd.	94,600	1,995,581
Element Fleet Management Corp.	74,474	239,894
Grupo Financiero Banorte S.A. de C.V.	184,309	1,126,637
Grupo Financiero Inbursa S.A. de C.V.	193,602	320,434
HDFC Bank Ltd.	96,836	2,878,259
Julius Baer Group Ltd.	26,007	1,597,961
		$ 10,424,744
Pharmaceuticals – 7.6%
Bayer AG	24,575	$ 2,775,574
Novartis AG	40,730	3,291,631
Novo Nordisk A.S., “B”	25,843	1,271,590
Roche Holding AG	19,093	4,375,812
		$ 11,714,607
Railroad & Shipping – 2.2%
Adani Ports and Special Economic Zone Ltd.	52,617	$ 286,833
Canadian National Railway Co.	42,811	3,130,768
		$ 3,417,601
Restaurants – 1.5%
Whitbread PLC	27,872	$ 1,446,864
Yum China Holdings, Inc.	19,509	809,624
		$ 2,256,488
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.0%
Akzo Nobel N.V.	29,552	$ 2,790,439
Croda International PLC	21,746	1,393,681
L'Air Liquide S.A.	17,523	2,144,905
Linde AG	10,329	2,174,564
Sika AG	111	869,074
Symrise AG	18,064	1,452,747
		$ 10,825,410
Telecommunications - Wireless – 1.0%
SoftBank Corp.	19,700	$ 1,471,876
Tobacco – 1.5%
ITC Ltd.	322,216	$ 1,272,207
Japan Tobacco, Inc.	36,900	1,063,253
		$ 2,335,460
Total Common Stocks		$152,505,134
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.71% (v)	617,842	$ 617,780
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	921,380	$ 921,380
Other Assets, Less Liabilities – (0.3)%		(516,719)
Net Assets – 100.0%		$153,527,575

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $617,780 and $153,426,514, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$28,795,528	$—	$—	$28,795,528
United Kingdom	19,157,685	—	—	19,157,685
Switzerland	17,840,270	—	—	17,840,270
Germany	16,615,747	—	—	16,615,747
Japan	13,466,423	—	—	13,466,423
China	6,831,350	1,852,807	—	8,684,157
United States	6,401,305	—	—	6,401,305
Taiwan	5,749,043	—	—	5,749,043
Canada	5,630,861	—	—	5,630,861
Other Countries	15,006,293	15,157,822	—	30,164,115
Mutual Funds	1,539,160	—	—	1,539,160
Total	$137,033,665	$17,010,629	$—	$154,044,294
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $16,207,332 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $18,994,093 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	956,706	3,991,275	(4,330,139)	617,842
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(130)	$62	$—	$3,036	$617,780
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
France	18.7%
United Kingdom	12.5%
Switzerland	11.6%
Germany	10.8%
Japan	8.8%
China	5.6%
United States	5.0%
Taiwan	3.7%
Canada	3.7%
Other Countries	19.6%
4

Quarterly Report
March 31, 2018
MFS®  International
Value Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.6%
Airlines – 0.6%
Ryanair Holdings PLC (a)	94,524	$ 11,612,273
Alcoholic Beverages – 6.3%
Diageo PLC	1,206,821	$ 40,839,279
Heineken N.V.	337,912	36,297,918
Pernod Ricard S.A.	318,868	53,065,477
		$ 130,202,674
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	173,938	$ 15,603,476
LVMH Moet Hennessy Louis Vuitton SE	17,104	5,265,612
		$ 20,869,088
Automotive – 0.3%
USS Co. Ltd.	268,000	$ 5,415,159
Brokerage & Asset Managers – 0.6%
Daiwa Securities Group, Inc.	1,117,000	$ 7,124,739
IG Group Holdings PLC	562,082	6,289,097
		$ 13,413,836
Business Services – 8.7%
Brenntag AG	237,489	$ 14,114,142
Bunzl PLC	285,715	8,397,982
Compass Group PLC	1,736,441	35,459,299
Experian Group Ltd.	623,187	13,442,852
Intertek Group PLC	292,923	19,151,257
Nomura Research Institute Ltd.	579,500	27,448,710
Rentokil Initial PLC	974,536	3,714,885
Secom Co. Ltd.	295,800	22,017,161
SGS S.A.	11,139	27,358,130
Sohgo Security Services Co. Ltd.	147,000	7,266,764
		$ 178,371,182
Chemicals – 3.2%
Givaudan S.A.	25,415	$ 57,848,368
Orica Ltd.	632,974	8,671,568
		$ 66,519,936
Computer Software – 5.9%
ANSYS, Inc. (a)	154,633	$ 24,229,445
Cadence Design Systems, Inc. (a)	1,074,859	39,522,566
Check Point Software Technologies Ltd. (a)	103,971	10,328,479
Dassault Systems S.A.	205,596	27,928,499
OBIC Co. Ltd.	228,300	18,988,346
		$ 120,997,335
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	643,541	$ 47,494,853
Construction – 0.3%
Geberit AG	13,090	$ 5,783,699
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.4%
Colgate-Palmolive Co.	655,420	$ 46,980,506
Kao Corp.	646,900	48,521,300
Kobayashi Pharmaceutical Co. Ltd.	305,300	22,035,656
KOSE Corp.	28,500	5,964,898
L'Oréal	130,973	29,547,895
Reckitt Benckiser Group PLC	590,581	49,996,854
ROHTO Pharmaceutical Co. Ltd.	413,800	11,569,522
		$ 214,616,631
Containers – 0.8%
Brambles Ltd.	2,271,374	$ 17,480,852
Electrical Equipment – 6.3%
IMI PLC	1,138,534	$ 17,251,532
Legrand S.A.	421,820	33,062,102
OMRON Corp.	322,000	18,943,847
Schneider Electric S.A.	433,504	38,053,103
Spectris PLC	355,895	13,451,706
Yokogawa Electric Corp.	408,200	8,432,156
		$ 129,194,446
Electronics – 9.0%
Analog Devices, Inc.	214,717	$ 19,567,160
Halma PLC	1,101,652	18,222,843
Hirose Electric Co. Ltd.	145,740	20,024,612
Infineon Technologies AG	1,124,194	30,072,163
NVIDIA Corp.	21,030	4,870,338
Samsung Electronics Co. Ltd.	4,401	10,161,235
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,264,887	55,351,455
Texas Instruments, Inc.	255,990	26,594,801
		$ 184,864,607
Energy - Independent – 0.2%
INPEX Corp.	344,400	$ 4,259,484
Engineering - Construction – 0.2%
Wartsila Corp.	210,532	$ 4,649,930
Food & Beverages – 9.9%
Chocoladefabriken Lindt & Sprungli AG	226	$ 1,400,680
Danone S.A.	589,963	47,714,708
ITO EN Ltd.	524,500	20,604,389
Kerry Group PLC	219,460	22,250,842
Nestle S.A.	1,063,242	84,102,887
Nissan Foods Holdings Co. Ltd.	79,500	5,513,932
Toyo Suisan Kaisha Ltd.	549,200	21,290,823
		$ 202,878,261
Insurance – 1.8%
Fairfax Financial Holdings Ltd.	34,835	$ 17,658,007
Hiscox Ltd.	566,547	11,573,247
Jardine Lloyd Thompson Group PLC	415,115	7,466,453
		$ 36,697,707
Leisure & Toys – 0.0%
Yamaha Corp.	25,500	$ 1,120,366

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.8%
GEA Group AG	481,305	$ 20,461,256
Glory Ltd.	27,700	987,938
Misumi Group, Inc.	337,300	9,259,464
Nordson Corp.	145,088	19,781,298
Schindler Holding AG	37,614	8,105,109
Spirax Sarco Engineering PLC	250,173	20,199,641
		$ 78,794,706
Major Banks – 2.7%
Sumitomo Mitsui Financial Group, Inc.	297,100	$ 12,447,458
Svenska Handelsbanken AB, “A”	1,671,131	20,854,613
UBS AG	1,284,726	22,570,056
		$ 55,872,127
Medical Equipment – 2.2%
Dentsply Sirona, Inc.	224,688	$ 11,304,053
Nihon Kohden Corp.	521,000	14,498,200
Terumo Corp.	359,700	18,896,885
		$ 44,699,138
Oil Services – 0.5%
Core Laboratories N.V.	98,083	$ 10,614,542
Other Banks & Diversified Financials – 2.7%
Chiba Bank Ltd.	842,000	$ 6,765,754
DnB NOR A.S.A.	369,088	7,201,299
Hachijuni Bank Ltd.	826,200	4,425,863
ING Groep N.V.	657,080	11,076,503
Julius Baer Group Ltd.	90,050	5,532,989
Jyske Bank A.S.	104,676	6,201,869
Mebuki Financial Group, Inc.	1,387,400	5,332,894
North Pacific Bank Ltd.	1,236,000	4,123,678
Sydbank A.S.	138,796	5,118,212
		$ 55,779,061
Pharmaceuticals – 2.4%
Bayer AG	141,802	$ 16,015,540
Roche Holding AG	55,545	12,730,031
Santen Pharmaceutical Co. Ltd.	1,343,800	21,658,916
		$ 50,404,487
Printing & Publishing – 0.7%
RELX N.V.	681,081	$ 14,104,144
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 5.2%
Deutsche Wohnen SE	852,368	$ 39,749,366
LEG Immobilien AG	115,203	12,947,582
TAG Immobilien AG	440,692	9,142,324
Vonovia SE	897,063	44,427,583
		$ 106,266,855
Specialty Chemicals – 1.8%
Croda International PLC	74,256	$ 4,758,998
Sika AG	580	4,541,109
Symrise AG	338,319	27,208,356
		$ 36,508,463
Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	5,071,258	$ 1,735,246
Telecommunications - Wireless – 1.5%
KDDI Corp.	1,187,700	$ 30,321,762
Tobacco – 1.7%
British American Tobacco PLC	326,372	$ 18,915,856
Japan Tobacco, Inc.	560,300	16,144,728
		$ 35,060,584
Trucking – 0.5%
Yamato Holdings Co. Ltd.	375,200	$ 9,409,532
Total Common Stocks		$1,926,012,966
Preferred Stocks – 2.7%
Consumer Products – 2.7%
Henkel AG & Co. KGaA	422,804	$ 55,587,543
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 1.71% (v)	65,674,432	$ 65,667,864
Other Assets, Less Liabilities – 0.5%		9,963,338
Net Assets – 100.0%		$2,057,231,711

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $65,667,864 and $1,981,600,509, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
2

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,717,673	JPY	390,183,000	Morgan Stanley Capital Services, Inc.	8/22/2018	$ 14,838
Liability Derivatives
USD	39,063,858	JPY	4,135,866,500	State Street Bank and Trust Company	8/23/2018	$(188,341)
USD	39,032,743	JPY	4,135,866,500	Deutsche Bank AG	8/23/2018	(219,456)
						$(407,797)
At March 31, 2018, the fund had cash collateral of $440,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
4

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$430,814,937	$—	$—	$430,814,937
United Kingdom	289,131,781	—	—	289,131,781
Germany	269,725,854	—	—	269,725,854
Switzerland	245,576,532	—	—	245,576,532
France	234,637,396	—	—	234,637,396
United States	203,464,708	—	—	203,464,708
Netherlands	61,478,566	—	—	61,478,566
Taiwan	55,351,455	—	—	55,351,455
Spain	47,494,853	—	—	47,494,853
Other Countries	97,515,382	46,409,045	—	143,924,427
Mutual Funds	65,667,864	—	—	65,667,864
Total	$2,000,859,328	$46,409,045	$—	$2,047,268,373
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$14,838	$—	$14,838
Forward Foreign Currency Exchange Contracts - Liabilities	—	(407,797)	—	(407,797)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $46,409,045 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $469,086,090 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	57,389,567	69,166,618	(60,881,753)	65,674,432
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,646)	$3,538	$—	$209,174	$65,667,864
5

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
Japan	21.1%
United Kingdom	14.0%
United States	13.5%
Germany	13.1%
Switzerland	11.9%
France	11.4%
Netherlands	3.0%
Taiwan	2.7%
Spain	2.3%
Other Countries	7.0%
6

Quarterly Report
March 31, 2018
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 1.5%
United Technologies Corp.	109,503	$ 13,777,667
Alcoholic Beverages – 1.1%
Pernod Ricard S.A.	61,960	$ 10,311,279
Apparel Manufacturers – 6.4%
LVMH Moet Hennessy Louis Vuitton SE	49,835	$ 15,342,129
NIKE, Inc., “B”	443,611	29,473,515
VF Corp.	180,879	13,406,751
		$ 58,222,395
Broadcasting – 0.4%
Walt Disney Co.	34,793	$ 3,494,609
Brokerage & Asset Managers – 3.5%
Blackstone Group LP	532,369	$ 17,009,190
Charles Schwab Corp.	165,143	8,623,767
CME Group, Inc.	36,722	5,939,416
		$ 31,572,373
Business Services – 14.0%
Accenture PLC, “A”	227,872	$ 34,978,352
Cognizant Technology Solutions Corp., “A”	228,173	18,367,927
Equifax, Inc.	38,199	4,500,224
Experian Group Ltd.	457,252	9,863,445
Fidelity National Information Services, Inc.	189,897	18,287,081
Fiserv, Inc. (a)	265,349	18,922,037
Verisk Analytics, Inc., “A” (a)	217,323	22,601,592
		$ 127,520,658
Cable TV – 1.6%
Comcast Corp., “A”	424,992	$ 14,521,977
Chemicals – 2.1%
LyondellBasell Industries N.V., “A”	30,962	$ 3,272,064
Monsanto Co.	23,174	2,704,174
PPG Industries, Inc.	116,698	13,023,497
		$ 18,999,735
Computer Software – 4.1%
Microsoft Corp.	410,845	$ 37,497,823
Computer Software - Systems – 2.6%
Apple, Inc.	141,683	$ 23,771,574
Construction – 1.5%
Sherwin-Williams Co.	36,088	$ 14,150,827
Consumer Products – 9.5%
Church & Dwight Co., Inc.	117,357	$ 5,910,099
Colgate-Palmolive Co.	338,139	24,237,803
Coty, Inc., “A”	696,609	12,747,945
Estee Lauder Cos., Inc., “A”	147,881	22,140,743
L'Oréal	33,139	7,476,256
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	172,665	$ 14,617,312
		$ 87,130,158
Electrical Equipment – 3.4%
Amphenol Corp., “A”	165,241	$ 14,232,207
Fortive Corp.	89,455	6,934,552
Mettler-Toledo International, Inc. (a)	16,628	9,561,599
		$ 30,728,358
Electronics – 5.1%
Analog Devices, Inc.	95,780	$ 8,728,432
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272,137	11,908,715
Texas Instruments, Inc.	246,524	25,611,378
		$ 46,248,525
Entertainment – 0.4%
Twenty-First Century Fox, Inc.	90,700	$ 3,327,783
Food & Beverages – 1.2%
PepsiCo, Inc.	100,457	$ 10,964,882
Gaming & Lodging – 0.8%
Paddy Power Betfair PLC	70,311	$ 7,201,186
Insurance – 2.2%
Aon PLC	142,055	$ 19,934,578
Internet – 6.2%
Alphabet, Inc., “A” (a)	55,023	$ 57,066,554
Leisure & Toys – 1.8%
Electronic Arts, Inc. (a)	139,331	$ 16,892,490
Machinery & Tools – 0.5%
Colfax Corp. (a)	153,124	$ 4,884,656
Medical & Health Technology & Services – 1.5%
CVS Health Corp.	123,058	$ 7,655,438
Express Scripts Holding Co. (a)	83,402	5,761,410
		$ 13,416,848
Medical Equipment – 8.1%
Abbott Laboratories	285,924	$ 17,132,566
Cooper Cos., Inc.	27,357	6,259,555
Danaher Corp.	141,155	13,820,486
Dentsply Sirona, Inc.	43,375	2,182,197
Thermo Fisher Scientific, Inc.	118,570	24,479,962
Waters Corp. (a)	50,280	9,988,122
		$ 73,862,888
Oil Services – 0.7%
Schlumberger Ltd.	100,931	$ 6,538,310
Other Banks & Diversified Financials – 4.9%
Mastercard, Inc., “A”	104,748	$ 18,347,660
Visa, Inc., “A”	217,161	25,976,799
		$ 44,324,459

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.9%
Eli Lilly & Co.	53,191	$ 4,115,387
Roche Holding AG	43,237	9,909,233
Zoetis, Inc.	150,335	12,554,476
		$ 26,579,096
Printing & Publishing – 1.9%
Moody's Corp.	108,738	$ 17,539,439
Railroad & Shipping – 2.0%
Union Pacific Corp.	139,453	$ 18,746,667
Restaurants – 2.7%
Starbucks Corp.	423,130	$ 24,494,996
Specialty Chemicals – 2.3%
Ecolab, Inc.	153,770	$ 21,077,254
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.4%
AutoZone, Inc. (a)	8,840	$ 5,734,420
TJX Cos., Inc.	204,402	16,671,027
		$ 22,405,447
Total Common Stocks		$907,205,491
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.71% (v)	6,300,790	$ 6,300,160
Other Assets, Less Liabilities – (0.0)%		(406,451)
Net Assets – 100.0%		$913,099,200

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,300,160 and $907,205,491, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$907,205,491	$—	$—	$907,205,491
Mutual Funds	6,300,160	—	—	6,300,160
Total	$913,505,651	$—	$—	$913,505,651
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,006,794	43,516,715	(44,222,719)	6,300,790
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$612	$629	$—	$21,213	$6,300,160
4

Quarterly Report

March 31, 2018

MFS® U.S. Government Money Market Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 89.7%
Fannie Mae, 1.392%, due 4/02/2018	$17,069,000	$17,068,350
Fannie Mae, 1.473%, due 4/09/2018	12,300,000	12,296,037
Fannie Mae, 1.473%, due 4/13/2018	10,500,000	10,494,925
Fannie Mae, 1.707%, due 5/01/2018	12,200,000	12,182,920
Fannie Mae, 1.707%, due 5/02/2018	4,000,000	3,994,213
Fannie Mae, 1.615%, due 5/07/2018	4,400,000	4,393,004
Federal Farm Credit Bank, 1.545%, due 4/11/2018	6,333,000	6,330,326
Federal Farm Credit Bank, 1.434%, due 4/24/2018	5,000,000	4,995,496
Federal Farm Credit Bank, 1.546%, due 4/24/2018	7,000,000	6,993,202
Federal Farm Credit Bank, 1.434%, due 4/26/2018	6,000,000	5,994,125
Federal Farm Credit Bank, 1.706%, due 5/01/2018	12,200,000	12,182,920
Federal Home Loan Bank, 1.451%, due 4/03/2018	12,300,000	12,299,023
Federal Home Loan Bank, 1.643%, due 4/04/2018	2,600,000	2,599,649
Federal Home Loan Bank, 1.664%, due 4/04/2018	6,300,000	6,299,139
Federal Home Loan Bank, 1.554%, due 4/05/2018	15,300,000	15,297,399
Federal Home Loan Bank, 1.685%, due 4/06/2018	8,000,000	7,998,156
Federal Home Loan Bank, 1.595%, due 4/16/2018	11,343,000	11,335,580
Federal Home Loan Bank, 1.695%, due 4/17/2018	4,710,000	4,706,503

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Freddie Mac, 1.623%, due 4/03/2018	$5,700,000	$5,699,493
Freddie Mac, 1.346%, due 4/04/2018	9,300,000	9,298,973
Freddie Mac, 1.347%, due 4/10/2018	12,400,000	12,395,893
Freddie Mac, 1.473%, due 4/10/2018	7,000,000	6,997,463
Freddie Mac, 1.347%, due 4/11/2018	12,400,000	12,395,436
Freddie Mac, 1.383%, due 4/23/2018	9,500,000	9,492,104
Freddie Mac, 1.475%, due 4/24/2018	6,000,000	5,994,442
U.S. Treasury Bill, 1.519%, due 4/12/2018	17,248,000	17,240,121
U.S. Treasury Bill, 1.44%, due 4/26/2018	11,500,000	11,488,700
U.S. Treasury Bill, 1.594%, due 7/12/2018	16,000,000	15,929,280
U.S. Treasury Bill, 1.785%, due 1/03/2019	7,000,000	6,906,820

Total U.S. Government Agencies and Equivalents		$271,299,692

REPURCHASE AGREEMENTS – 10.3%
Goldman Sachs Repurchase Agreement, 1.8%, dated 3/29/2018, due 4/02/2018, total to be received $22,177,435 (secured by U.S. Treasury and Federal Agency obligations valued at $22,616,500 in a jointly traded account)	$22,173,000	$22,173,000
JPMorgan Chase & Co. Repurchase Agreement, 1.79%, dated 3/29/2018, due 4/02/2018, total to be received $9,001,790 (secured by U.S. Treasury and Federal Agency obligations valued at $9,180,498 in a jointly traded account)	9,000,000	9,000,000

Total Repurchase Agreements		$31,173,000

OTHER ASSETS, LESS LIABILITIES – 0.0%		41,994

NET ASSETS – 100.0%		$302,514,686

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$302,472,692	$—	$302,472,692

For further information regarding security characteristics, see the Portfolio of Investments.

2

Quarterly Report
March 31, 2018
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Airlines – 1.0%
Aena S.A.	10,920	$ 2,198,885
Malaysia Airports Holdings Berhad	790,800	1,809,354
		$ 4,008,239
Alcoholic Beverages – 0.5%
AmBev S.A., ADR	305,478	$ 2,220,825
Apparel Manufacturers – 1.4%
LVMH Moet Hennessy Louis Vuitton SE	18,790	$ 5,784,661
Automotive – 3.6%
GKN PLC	815,691	$ 5,298,642
Koito Manufacturing Co. Ltd.	69,700	4,834,228
USS Co. Ltd.	229,900	4,645,317
		$ 14,778,187
Broadcasting – 0.8%
WPP PLC	218,436	$ 3,470,726
Brokerage & Asset Managers – 0.6%
TMX Group Ltd.	44,502	$ 2,582,004
Business Services – 2.5%
Cerved Information Solutions S.p.A.	95,380	$ 1,188,860
Cognizant Technology Solutions Corp., “A”	75,058	6,042,169
Nomura Research Institute Ltd.	62,500	2,960,387
		$ 10,191,416
Chemicals – 0.4%
Orica Ltd.	130,118	$ 1,782,580
Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	23,281	$ 2,312,735
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	57,989	$ 4,279,726
EPAM Systems, Inc. (a)	28,880	3,307,337
Hitachi Ltd.	283,000	2,050,058
		$ 9,637,121
Construction – 2.2%
Techtronic Industries Co. Ltd.	636,500	$ 3,759,798
Toto Ltd.	99,400	5,240,675
		$ 9,000,473
Consumer Products – 2.9%
L'Oréal	22,819	$ 5,148,034
Reckitt Benckiser Group PLC	79,138	6,699,591
		$ 11,847,625
Consumer Services – 0.3%
Ctrip.com International Ltd., ADR (a)	30,366	$ 1,415,663
Containers – 1.1%
Brambles Ltd.	583,067	$ 4,487,375
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.9%
Legrand S.A.	44,666	$ 3,500,905
Schneider Electric S.A.	95,645	8,395,745
		$ 11,896,650
Electronics – 2.8%
Mellanox Technologies Ltd. (a)	29,456	$ 2,145,870
NVIDIA Corp.	7,860	1,820,297
Samsung Electronics Co. Ltd.	604	1,394,544
Silicon Motion Technology Corp., ADR	26,700	1,284,804
Taiwan Semiconductor Manufacturing Co. Ltd.	562,804	4,777,377
		$ 11,422,892
Energy - Independent – 1.6%
Cairn Energy PLC (a)	646,187	$ 1,867,598
Caltex Australia Ltd.	95,792	2,326,108
Oil Search Ltd.	438,953	2,425,516
		$ 6,619,222
Energy - Integrated – 3.0%
BP PLC	850,960	$ 5,721,754
Eni S.p.A.	206,445	3,629,440
Galp Energia SGPS S.A., “B”	156,042	2,938,588
		$ 12,289,782
Food & Beverages – 4.4%
Danone S.A.	74,422	$ 6,019,062
Nestle S.A.	150,067	11,870,363
		$ 17,889,425
Food & Drug Stores – 1.6%
Sundrug Co. Ltd.	92,100	$ 4,254,232
Tesco PLC	798,207	2,305,843
		$ 6,560,075
Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	19,376	$ 1,984,472
Insurance – 5.2%
AIA Group Ltd.	832,600	$ 7,107,801
Aon PLC	25,636	3,597,500
Hiscox Ltd.	180,289	3,682,888
Swiss Re Ltd.	26,316	2,677,846
Zurich Insurance Group AG	13,182	4,321,379
		$ 21,387,414
Internet – 1.6%
Alibaba Group Holding Ltd., ADR (a)	10,613	$ 1,947,910
NAVER Corp.	4,230	3,143,034
Scout24 AG	29,663	1,381,116
		$ 6,472,060
Machinery & Tools – 5.1%
Daikin Industries Ltd.	51,900	$ 5,723,852
GEA Group AG	92,937	3,950,941
Kubota Corp.	311,700	5,454,494
Ritchie Bros. Auctioneers, Inc.	60,805	1,911,439

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Schindler Holding AG	18,598	$ 4,007,519
		$ 21,048,245
Major Banks – 7.5%
Barclays PLC	1,851,143	$ 5,363,125
BNP Paribas	95,345	7,058,978
Erste Group Bank AG	95,146	4,776,553
Mitsubishi UFJ Financial Group, Inc.	892,600	5,846,926
UBS AG	433,051	7,607,836
		$ 30,653,418
Medical & Health Technology & Services – 0.4%
Sonic Healthcare Ltd.	97,487	$ 1,718,622
Medical Equipment – 1.2%
Terumo Corp.	91,700	$ 4,817,471
Metals & Mining – 1.2%
Rio Tinto Ltd.	100,052	$ 5,068,870
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	726,000	$ 2,535,625
Natural Gas - Pipeline – 1.1%
APA Group	363,945	$ 2,209,986
Enbridge, Inc.	75,333	2,369,304
		$ 4,579,290
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B” (l)	319,823	$ 2,026,999
Other Banks & Diversified Financials – 8.5%
Aeon Credit Service Co. Ltd.	198,100	$ 4,551,990
AIB Group PLC	525,068	3,160,573
DnB NOR A.S.A.	137,627	2,685,249
HDFC Bank Ltd.	109,111	3,243,110
Intesa Sanpaolo S.p.A.	1,500,113	5,451,610
Julius Baer Group Ltd.	78,573	4,827,801
Jyske Bank A.S.	52,740	3,124,753
KBC Groep N.V.	58,796	5,116,275
Mastercard, Inc., “A”	15,528	2,719,885
		$ 34,881,246
Pharmaceuticals – 7.6%
Bayer AG	82,014	$ 9,262,906
Novo Nordisk A.S., “B”	140,925	6,934,132
Roche Holding AG	42,020	9,630,316
Santen Pharmaceutical Co. Ltd.	347,100	5,594,441
		$ 31,421,795
Printing & Publishing – 1.2%
RELX N.V.	245,118	$ 5,076,018
Real Estate – 2.6%
Grand City Properties S.A.	181,878	$ 4,346,035
LEG Immobilien AG	55,621	6,251,204
		$ 10,597,239
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.5%
Yum China Holdings, Inc.	51,755	$ 2,147,833
Specialty Chemicals – 7.2%
Akzo Nobel N.V.	71,217	$ 6,724,644
Croda International PLC	84,857	5,438,407
Linde AG	32,852	6,916,330
Nitto Denko Corp.	36,600	2,744,183
Sika AG	527	4,126,145
Symrise AG	47,910	3,853,027
		$ 29,802,736
Specialty Stores – 1.0%
Dufry AG (a)	13,827	$ 1,810,093
Just Eat PLC (a)	219,654	2,152,292
		$ 3,962,385
Telecommunications - Wireless – 3.8%
Advanced Info Service PLC	436,000	$ 2,900,160
Cellnex Telecom S.A.U.	137,247	3,662,910
KDDI Corp.	189,100	4,827,688
SoftBank Corp.	54,300	4,056,999
		$ 15,447,757
Telephone Services – 0.4%
Com Hem Holding AB	102,926	$ 1,666,578
Tobacco – 1.5%
British American Tobacco PLC	29,108	$ 1,687,040
Japan Tobacco, Inc.	160,700	4,630,480
		$ 6,317,520
Trucking – 0.6%
Yamato Holdings Co. Ltd.	98,400	$ 2,467,745
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	249,500	$ 2,550,479
E.ON AG	188,203	2,088,800
Iberdrola S.A.	467,115	3,432,476
		$ 8,071,755
Total Common Stocks		$404,350,769
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.71% (v)	5,838,577	$ 5,837,993
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	1,913,819	$ 1,913,819
Other Assets, Less Liabilities – (0.2)%		(830,814)
Net Assets – 100.0%		$411,271,767

2

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,837,993 and $406,264,588, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$74,701,166	$—	$—	$74,701,166
Switzerland	50,879,299	—	—	50,879,299
United Kingdom	48,756,775	—	—	48,756,775
Germany	38,050,359	—	—	38,050,359
France	35,907,385	—	—	35,907,385
United States	19,633,058	—	—	19,633,058
Australia	—	14,950,188	—	14,950,188
Spain	13,573,997	—	—	13,573,997
Hong Kong	—	13,418,078	—	13,418,078
Other Countries	73,057,436	21,423,028	—	94,480,464
Mutual Funds	7,751,812	—	—	7,751,812
Total	$362,311,287	$49,791,294	$—	$412,102,581
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $45,172,512 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $59,344,806 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	710,680	17,486,369	(12,358,472)	5,838,577
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$223	$72	$—	$11,709	$5,837,993
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:
Japan	18.3%
Switzerland	12.4%
United Kingdom	11.8%
Germany	9.2%
France	8.7%
United States	6.5%
Australia	3.6%
Spain	3.3%
Hong Kong	3.3%
Other Countries	22.9%
5

Quarterly Report

March 31, 2018

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 78.6%
Asset-Backed & Securitized – 24.6%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.871% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	$290,000	$290,429
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	26,959	26,903
Babson CLO Ltd., 2013-IA, “BR”, FLR, 2.994% (LIBOR-3mo. + 1.25%), 1/20/2028 (n)	250,000	249,783
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.931% (LIBOR-3mo. + 2.2%), 10/17/2026 (n)	290,000	289,538
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	186,946	167,610
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	251,384	253,721
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	115,083	115,130
Cent CLO LP, 2012-16A, “BR” FLR, 4.973% (LIBOR-3mo. + 3.2%), 8/01/2024 (z)	315,000	314,691
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	250,000	249,708
Cent CLO LP, 2014-21A, “BR”, FLR, 4.16% (LIBOR-3mo. + 2.4%), 7/27/2026 (n)	350,000	349,452
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	213,219
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	204,682	202,830
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	250,000	243,832
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	250,000	252,358
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	158,753	157,699
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	354,979
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	112,627	112,362
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	250,000	248,845
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	215,000	213,292
Crest Ltd., CDO, 7% (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	696,885	77,703
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	98,000	97,923
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	215,000	214,632
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.971% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	300,000	299,478

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Falcon Franchise Loan LLC, 7.591%, 1/05/2023 (i)(z)	$8,989	$356
First Union-Lehman Brothers Bank of America, 1.089%, 11/18/2035 (i)	170,999	3,196
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.621% (LIBOR-3mo. + 1.9%), 4/15/2027 (n)	260,000	259,961
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	260,000	255,219
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	177,406	175,997
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	251,247	247,177
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 4.252% (LIBOR-3mo. + 2.38%), 11/18/2026 (n)	300,000	299,634
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.058% (LIBOR-1mo. + 1.25%), 3/17/2037 (z)	130,000	130,806
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	132,961
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 5.947%, 6/15/2049	91,585	92,854
Lehman Brothers Commercial Conduit Mortgage Trust, 0.63%, 2/18/2030 (i)	6,775	0
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	250,000	249,349
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	187,174
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	249,434	1,696
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1% (LIBOR-3mo. + 1.6%), 4/20/2027 (z)	250,000	250,000
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	210,509
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	200,000	199,957
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.294% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	300,000	301,146
Parallel Ltd., 2015-1A, “DR”, FLR, 4.294% (LIBOR-3mo. + 2.55%), 7/20/2027 (n)	250,000	250,010
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 4.384% (LIBOR-3mo. + 2.5%), 2/20/2030 (n)	300,000	302,596
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	213,160
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.981% (LIBOR-3mo. + 2.25%), 7/17/2026 (n)	290,000	291,657

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	$46,745	$46,377
Silver Spring CLO Ltd., FLR, 4.471% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	280,000	279,858
The Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, 4.476% (LIBOR-1mo. + 2.70%), 1/15/2033 (z)	248,157	248,149
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	249,499
UBS Commercial Mortgage Trust 2017-C6, “A5”, 3.579%, 12/15/2050	250,000	249,573
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	250,000	251,168
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	250,000	257,605
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.884% (LIBOR-3mo. + 2.15%), 1/18/2026 (n)	290,000	291,664
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	250,000	249,949
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	280,000	276,926
West CLO Ltd., 2014-1A, “CR”, FLR, 4.734% (LIBOR-3mo. + 3%), 7/18/2026 (n)	260,000	259,966

		$11,712,266

Automotive – 0.8%
General Motors Co., 4.2%, 10/01/2027	$134,000	$131,045
General Motors Financial Co., Inc., 3.45%, 4/10/2022	273,000	270,689

		$401,734

Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$125,000	$120,775

Brokerage & Asset Managers – 0.4%
Raymond James Financial, 4.95%, 7/15/2046	$163,000	$175,954

Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$219,958
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	109,515

		$329,473

Cable TV – 1.1%
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	$200,000	$190,673
Time Warner Cable, Inc., 8.25%, 4/01/2019	150,000	157,408
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	158,252

		$506,333

Computer Software – 2.0%
Microsoft Corp., 3.125%, 11/03/2025	$314,000	$309,937
Microsoft Corp., 4.25%, 2/06/2047	295,000	316,802
Oracle Corp., 3.25%, 11/15/2027	315,000	307,043

		$933,782

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047		$295,000	$306,464

Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$259,000	$260,710
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		401,000	382,174

			$642,884

Consumer Services – 0.5%
Priceline Group, Inc., 3.55%, 3/15/2028		$242,000	$234,003

Emerging Market Quasi-Sovereign – 1.1%
Petrobras Global Finance B.V., 5.999%, 1/27/2028		$120,000	$118,800
Petroleos del Peru S.A., 5.625%, 6/19/2047		200,000	199,550
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		200,000	220,434

			$538,784

Emerging Market Sovereign – 4.8%
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		$212,000	$215,201
Government of Malaysia, 3.58%, 9/28/2018	MYR	524,000	135,788
Government of Ukraine, 7.75%, 9/01/2021		$135,000	141,330
Government of Ukraine, 7.75%, 9/01/2022		130,000	135,460
Kingdom of Thailand, 3.875%, 6/13/2019	THB	7,141,000	235,546
Republic of Argentina, 5.875%, 1/11/2028		$95,000	89,348
Republic of Argentina, 7.125%, 7/06/2036		150,000	144,375
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	100,000	123,019
Republic of El Salvador, 7.65%, 6/15/2035		$92,000	96,999
Republic of El Salvador, 7.625%, 2/01/2041		150,000	158,067
Republic of Kenya, 6.875%, 6/24/2024		200,000	208,808
Republic of Paraguay, 5.6%, 3/13/2048 (n)		200,000	203,500
Republic of South Africa, 4.875%, 4/14/2026		212,000	211,364
Republic of South Africa, 10.5%, 12/21/2026	ZAR	1,093,000	106,726
Republic of South Africa, 7%, 2/28/2031	ZAR	960,000	71,996

			$2,277,527

Energy – Independent – 0.5%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (z)		$126,000	$131,854
Canadian Oil Sands Co., 4.5%, 4/01/2022 (z)		118,000	119,768

			$251,622

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Integrated – 0.5%
Shell International Finance B.V., 2.875%, 5/10/2026	$225,000	$216,706

Food & Beverages – 2.3%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$205,000	$209,038
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	154,000	154,034
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	125,491	126,189
Kraft Foods Group, Inc., 5%, 6/04/2042	269,000	269,544
MARB BondCo PLC, 6.875%, 1/19/2025 (n)	200,000	183,000
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	149,000	150,241

		$1,092,046

Insurance – 1.0%
American International Group, Inc., 3.75%, 7/10/2025	$94,000	$92,509
American International Group, Inc., 3.9%, 4/01/2026	294,000	290,808
American International Group, Inc., 4.7%, 7/10/2035	59,000	60,873
American International Group, Inc., 4.5%, 7/16/2044	53,000	51,917

		$496,107

Insurance – Health – 0.4%
UnitedHealth Group, Inc., 3.75%, 10/15/2047	$220,000	$206,821

Insurance – Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$305,859

International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	$270,000	$267,973

Local Authorities – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$350,000	$291,750

Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$273,000	$264,854

Major Banks – 6.7%
Bank of America Corp., 2.151%, 11/09/2020	$100,000	$98,013
Bank of America Corp., 4.125%, 1/22/2024	75,000	77,169
Bank of America Corp., 3.248%, 10/21/2027	656,000	617,854
Barclays PLC, 3.25%, 1/12/2021	224,000	222,388
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR to 1/12/2029 (n)	250,000	241,789
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	250,000	248,453
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	194,000	209,863
Goldman Sachs Group, Inc., 3%, 4/26/2022	50,000	49,082
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	347,919

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR to 7/24/2038	$269,000	$260,985
Morgan Stanley, 3.7%, 10/23/2024	277,000	275,389
Morgan Stanley, 3.625%, 1/20/2027	317,000	310,081
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	216,286

		$3,175,271

Medical & Health Technology & Services – 1.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$318,000	$312,530
CVS Health Corp., 5.05%, 3/25/2048	364,000	382,076

		$694,606

Medical Equipment – 0.5%
Abbott Laboratories, 4.75%, 11/30/2036	$221,000	$237,709

Metals & Mining – 1.2%
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	$200,000	$190,000
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	164,000	165,069
Glencore Funding LLC, 4%, 4/16/2025 (n)	84,000	82,360
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	167,000	158,410

		$595,839

Midstream – 1.4%
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	$320,000	$358,264
MPLX LP, 4%, 3/15/2028	315,000	310,379

		$668,643

Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 – 9/01/2034	$17,627	$18,864
Fannie Mae, 6.5%, 4/01/2032	22,368	24,960
Freddie Mac, 4.224%, 3/25/2020	240,687	246,890

		$290,714

Natural Gas – Pipeline – 0.4%
Peru LNG, 5.375%, 3/22/2030 (n)	$200,000	$201,100

Network & Telecom – 0.9%
AT&T, Inc., 5.45%, 3/01/2047	$361,000	$382,539
AT&T, Inc., 5.15%, 2/14/2050	26,000	26,216

		$408,755

Oil Services – 0.2%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	$94,000	$94,235

Oils – 1.4%
Andeavor, 3.8%, 4/01/2028	$67,000	$63,868
Marathon Petroleum Corp., 4.75%, 9/15/2044	294,000	295,058
Phillips 66, 4.875%, 11/15/2044	277,000	294,875

		$653,801

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – 0.7%
Compass Bank, 2.875%, 6/29/2022	$250,000	$242,321
JSC Kazkommertsbank, 5.5%, 12/21/2022	99,000	98,559

		$340,880

Pharmaceuticals – 2.0%
Actavis Funding SCS, 3.8%, 3/15/2025	$179,000	$175,825
Celgene Corp., 3.25%, 2/20/2023	252,000	247,153
Gilead Sciences, Inc., 3.65%, 3/01/2026	209,000	209,624
Johnson & Johnson, 2.9%, 1/15/2028	314,000	301,567

		$934,169

Supermarkets – 0.4%
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022	$200,000	$202,539

Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$356,422

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$339,395
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	118,598
Digicel Group Ltd., 6%, 4/15/2021	200,000	187,750

		$645,743

Tobacco – 0.8%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$384,000	$367,236

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 6.35%, 4/01/2021	$2,936	$3,032
Small Business Administration, 4.77%, 4/01/2024	26,871	27,676
Small Business Administration, 4.99%, 9/01/2024	17,848	18,578
Small Business Administration, 4.86%, 1/01/2025	24,036	24,846
Small Business Administration, 4.625%, 2/01/2025	31,233	32,093

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 8/01/2025	$25,210	$26,246

		$132,471

U.S. Treasury Obligations – 11.6%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$184,000	$235,182
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	1,138,000	1,036,838
U.S. Treasury Notes, 1.625%, 3/15/2020	3,450,000	3,405,524
U.S. Treasury Notes, 1.75%, 2/28/2022	843,000	819,559

		$5,497,103

Utilities – Electric Power – 0.6%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$280,000	$266,496
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	10,000	10,075

		$276,571

Total Bonds		$37,347,524

COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Frontera Energy Corp. (a)(l)	594	$16,589

INVESTMENT COMPANIES (h) – 21.2%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.71% (v)	795,383	$795,303

Bond Funds – 19.5%
MFS High Yield Pooled Portfolio (v)	1,022,767	$9,276,500

Total Investment Companies		$10,071,803

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	171	$171

OTHER ASSETS, LESS LIABILITIES – 0.2%		80,865

Net Assets – 100.0%		$47,516,952

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,071,803 and $37,364,284, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,755,731, representing 20.5% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.476% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$186,946	$167,610
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	115,082	115,130
Canadian Oil Sands Co., 7.75%, 5/15/2019	9/29/17	133,082	131,854
Canadian Oil Sands Co., 4.5%, 4/01/2022	10/26/17	122,839	119,768
Cent CLO LP, 2012-16A, “BR” FLR, 4.973% (LIBOR-3mo. + 3.2%), 8/01/2024	5/04/16	315,000	314,691
Falcon Franchise Loan LLC, 7.591%, 1/05/2023	1/18/02	356	356
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	259,946	255,219
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.058% (LIBOR-1mo. + 1.25%), 3/17/2037	1/26/18	130,000	130,806
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	1,696	1,696
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1% (LIBOR-3mo. + 1.6%), 4/20/2027	3/23/18	250,000	250,000
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	199,982	199,957
The Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, 4.476% (LIBOR-1mo. + 2.70%), 1/15/2033	3/13/18	248,157	248,149
Total Restricted Securities			$1,935,236
% of Net assets			4.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CJSC	Closed Joint Stock Company

CLO	Collateralized Loan Obligation

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

JSC	Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

MYR	Malaysian Ringgit

MXN	Mexican Peso

THB	Thailand Baht

ZAR	South African Rand

Derivative Contracts at 3/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	124,193	EUR	100,000	JPMorgan Chase Bank N.A.	5/25/2018	$700
MXN	21	USD	1	JPMorgan Chase Bank N.A.	5/25/2018	0
USD	108,950	ZAR	1,293,226	Goldman Sachs International	6/08/2018	677
USD	69,512	ZAR	826,095	JPMorgan Chase Bank N.A.	6/08/2018	348

						$1,725

Liability Derivatives
ZAR	2,221,000	USD	186,887	JPMorgan Chase Bank N.A.	6/08/2018	$(937)

5

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	4	$641,875	June - 2018	$20,266
U.S. Treasury Bond 30 yr	Long	USD	15	2,199,375	June - 2018	36,297
U.S. Treasury Note 5 yr	Long	USD	22	2,518,141	June - 2018	6,258

						$62,821

Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	32	$4,155,500	June - 2018	$(52,835)
U.S. Treasury Note 2 yr	Long	USD	15	3,189,141	June - 2018	(522)

						$(53,357)

At March 31, 2018, the fund had liquid securities with an aggregate value of $47,378 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

7

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$16,589	$—	$16,589
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	5,629,575	—	5,629,575
Non-U.S. Sovereign Debt	—	3,440,706	—	3,440,706
Municipal Bonds	—	291,750	—	291,750
U.S. Corporate Bonds	—	10,816,926	—	10,816,926
Residential Mortgage-Backed Securities	—	421,520	—	421,520
Commercial Mortgage-Backed Securities	—	4,700,255	—	4,700,255
Asset-Backed Securities (including CDOs)	—	6,881,203	—	6,881,203
Foreign Bonds	—	5,165,589	—	5,165,589
Mutual Funds	10,071,974	—	—	10,071,974
Total	$10,071,974	$37,364,113	$—	$47,436,087

Other Financial Instruments
Futures Contracts – Assets	$62,821	$—	$—	$62,821
Futures Contracts – Liabilities	(53,357)	—	—	(53,357)
Forward Foreign Currency Exchange Contracts – Assets	—	1,725	—	1,725
Forward Foreign Currency Exchange Contracts – Liabilities	—	(937)	—	(937)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		1,144,373	29,265	(150,871)	1,022,767
MFS Institutional Money Market Portfolio		1,509,122	5,247,628	(5,961,367)	795,383

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(86,973)	$(190,272)	$—	$141,397	$9,276,500
MFS Institutional Money Market Portfolio	(231)	200	—	3,561	795,303

	$(87,204)	$(190,072)	$—	$144,958	$10,071,803

8

Quarterly Report

March 31, 2018

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 3.7%
CACI International, Inc., “A” (a)	13,183	$1,995,247
FLIR Systems, Inc.	24,942	1,247,349
Harris Corp.	14,072	2,269,532
Leidos Holdings, Inc.	26,431	1,728,587
Northrop Grumman Corp.	6,040	2,108,685

		$9,349,400

Biotechnology – 0.2%
Bio-Techne Corp.	2,566	$387,569

Broadcasting – 2.7%
Netflix, Inc. (a)	23,331	$6,890,811

Brokerage & Asset Managers – 1.7%
NASDAQ, Inc.	31,828	$2,744,210
TD Ameritrade Holding Corp.	26,765	1,585,291

		$4,329,501

Business Services – 17.4%
Cognizant Technology Solutions Corp., “A”	67,324	$5,419,582
DXC Technology Co.	101,996	10,253,658
Fidelity National Information Services, Inc.	42,413	4,084,372
First Data Corp. (a)	87,504	1,400,064
Fiserv, Inc. (a)	42,086	3,001,153
FleetCor Technologies, Inc. (a)	11,658	2,360,745
Global Payments, Inc.	36,517	4,072,376
Grand Canyon Education, Inc. (a)	19,763	2,073,534
PagSeguro Digital Ltd., “A” (a)	47,368	1,815,142
PayPal Holdings, Inc. (a)	58,306	4,423,676
Total System Services, Inc.	24,599	2,121,910
TransUnion (a)	26,163	1,485,535
Verisk Analytics, Inc., “A” (a)	7,071	735,384
Zendesk, Inc. (a)	19,033	911,110

		$44,158,241

Cable TV – 1.3%
Altice USA, Inc. (a)(l)	67,733	$1,251,706
Comcast Corp., “A”	61,498	2,101,387

		$3,353,093

Computer Software – 15.8%
Adobe Systems, Inc. (a)	48,729	$10,529,362
Autodesk, Inc. (a)	21,712	2,726,593
Microsoft Corp.	115,026	10,498,423
PTC, Inc. (a)	25,655	2,001,346
Red Hat, Inc. (a)	15,486	2,315,312
RingCentral, Inc. (a)	22,672	1,439,672
Salesforce.com, Inc. (a)	90,332	10,505,612

		$40,016,320

Computer Software – Systems – 7.3%
Apple, Inc.	35,172	$5,901,158
Constellation Software, Inc.	3,493	2,370,013
EPAM Systems, Inc. (a)	16,978	1,944,320
New Relic, Inc. (a)	20,202	1,497,372

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
Presidio, Inc. (a)	188,491	$2,947,999
Rapid7, Inc. (a)	49,675	1,270,190
ServiceNow, Inc. (a)	15,174	2,510,538

		$18,441,590

Consumer Services – 0.5%
Booking Holdings, Inc. (a)	650	$1,352,253

Electrical Equipment – 2.2%
Amphenol Corp., “A”	28,795	$2,480,113
TE Connectivity Ltd.	29,771	2,974,123

		$5,454,236

Electronics – 7.8%
Applied Materials, Inc.	71,914	$3,999,138
Broadcom Corp.	28,760	6,777,294
Microchip Technology, Inc.	64,278	5,872,438
Microsemi Corp. (a)	9,590	620,665
NVIDIA Corp.	5,483	1,269,808
Silicon Laboratories, Inc. (a)	13,590	1,221,741

		$19,761,084

Entertainment – 0.6%
iQiyi, Inc., ADR (a)	105,342	$1,638,068

Internet – 21.0%
Alibaba Group Holding Ltd., ADR (a)	31,571	$5,794,541
Alphabet, Inc., “A” (a)(s)	22,412	23,244,382
Dropbox, Inc. (a)	46,310	1,447,187
Facebook, Inc., “A” (a)(s)	121,119	19,353,605
Godaddy, Inc. (a)	35,916	2,205,961
Match Group, Inc. (l)	29,120	1,294,093

		$53,339,769

Leisure & Toys – 3.4%
Activision Blizzard, Inc.	46,154	$3,113,549
Electronic Arts, Inc. (a)	28,762	3,487,105
Take-Two Interactive Software, Inc. (a)	19,723	1,928,515

		$8,529,169

Network & Telecom – 0.2%
Switch, Inc.	32,121	$511,045

Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	41,607	$7,287,882
Visa, Inc., “A”	75,058	8,978,438

		$16,266,320

Printing & Publishing – 0.6%
IHS Markit Ltd. (a)	30,874	$1,489,362

Specialty Stores – 6.2%
Amazon.com, Inc. (a)(s)	10,945	$15,841,136

Total Common Stocks		$251,108,967

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 2.5%

Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 1.71% (v)	6,430,150	$6,429,507

COLLATERAL FOR SECURITIES LOANED – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	1,198,541	$1,198,541

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (0.1)%
Electronics – (0.1)%
Qorvo, Inc. (a)	(3,614)	$(254,606)

OTHER ASSETS, LESS LIABILITIES – (1.9)%		(4,806,803)

Net Assets – 100.0%		$253,675,606

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,429,507 and $252,307,508, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2018, the fund had cash collateral of $56,863 and other liquid securities with an aggregate value of $768,040 to cover collateral or margin obligations for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$251,108,967	$—	$—	$251,108,967
Mutual Funds	7,628,048	—	—	7,628,048
Total	$258,737,015	$—	$—	$258,737,015
Short Sales	$(254,606)	$—	$—	$(254,606)

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Securities Lending Collateral

At March 31, 2018, the value of securities loaned was $1,541,009. These loans were collateralized by cash of $1,198,541 and U.S. Treasury Obligations of $342,061.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		6,212,316	15,626,085	(15,408,251)	6,430,150

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(558)	$335	$—	$18,639	$6,429,507

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2018

*	Print name and title of each signing officer under his or her signature.